Securities Act File No. 333-131820

ICA No. 811- 21853

As filed with the Securities and Exchange Commission on February 1, 2017

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Pre-Effective Amendment No. ____ [ ]

Post-Effective Amendment No. 184 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

Amendment No. 185 [X]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68130

Attention: Andrew Rogers

(Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

(Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copies to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 513-241-4771 (fax)	James P. Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive Hauppauge, New York 11788 (631) 470-2619 (phone) (631) 813-2884 (fax)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

( )	immediately upon filing pursuant to paragraph (b).
( )	on (date) pursuant to paragraph (b).
( )	60 days after filing pursuant to paragraph (a)(1).
( )	on (date) pursuant to paragraph (a)(1).
(X)	75 days after filing pursuant to paragraph (a)(2).
( )	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

(  ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

_____ __, 2017

Astor Macro Alternative Portfolio

Class 1 shares

Class 2 shares

This Prospectus provides important information about the Portfolio that you should know before investing. Please read it carefully and keep it for future reference.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

These securities have not been apporved or disapproved by the Securities and Exchange Commission or the Commodity Futures Trading Commission nor has Securities and Exchange Commission or the Commodity Futures Trading Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIO SUMMARY: Astor Macro Alternative Portfolio
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
General Information about the Portfolio and Adviser
Investment Objective
Principal Investment Strategies
Principal Risks
Temporary Investments
Portfolio Holdings Disclosure
Cybersecurity
MANAGEMENT
Investment Adviser
HOW SHARES ARE PRICED
HOW TO PURCHASE AND REDEEM SHARES
TAX CONSEQUENCES
DIVIDENDS AND DISTRIBUTIONS
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES
DISTRIBUTION OF SHARES
Distributor
Distribution Fees
Additional Compensation to Financial Intermediaries
Householding
VOTING AND MEETINGS
FINANCIAL HIGHLIGHTS
Privacy Notice

Portfolio Summary: Astor Macro Alternative Portfolio

Investment Objective: The Portfolio seeks to provide positive returns over a market cycle regardless of market conditions or general market direction.

Fees and Expenses of the Portfolio: This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 2
Management Fees	[1.45]%	[1.45]%
Distribution and/or Service (12b-1) Fees	0.00%	0.35%
Other Expenses(1)%		%
Acquired Fund Fees and Expenses (2)	0.17%	0.17%
Total Annual Portfolio Operating Expenses	%	%
Fee Waiver and Reimbursement (3)%		%
Total Annual Portfolio Operating Expenses After Fee Waiver and Reimbursement	%	%
(1)	Other expenses are estimated for the current fiscal year. The expenses of the Portfolio’s wholly-owned subsidiary are consolidated with those of the Portfolio and are not presented as a separate expense.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table does not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.

(3)	The adviser has contractually agreed to waive its management fees and to make payments to limit Portfolio expenses, until April 30, 2018 so that the total annual operating expenses exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the adviser)) of the Portfolio do not exceed [1.75%] and [2.10%], for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
Class 1	$[ ]	$[ ]
Class 2	$[ ]	$[ ]

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs.

Principal Investment Strategies: The Astor Macro Alternative Portfolio (the "Portfolio") utilizes multiple quantitative strategies implemented over a broad variety of asset classes and countries in seeking to achieve its investment objective and generate high risk-adjusted returns (capital appreciation) with lower volatility than the global equity markets. While the Portfolio may generate income that is not expected to be the primary source of achieving its investment objective. The Portfolio may invest in domestic or foreign equity or fixed income securities and will also seek exposure to global currency and commodity markets by investing primarily in exchange traded funds ("ETFs") and futures contracts. The Portfolio may also invest in swap contracts, or securities directly, to achieve its investment objective.

The Portfolio invests in ETFs that each invest primarily in either equity securities (common and preferred stocks) or fixed-income securities (such as bonds, notes and debentures). The Portfolio utilizes an asset allocation model to determine the percentage of exposure to specific global markets and equity securities vs. fixed income. The Portfolio invests in ETFs without restriction as to the underlying securities issuers' capitalization, country or currency. With respect to fixed income securities, the Portfolio invests primarily in those rated BBB- or higher by Standard and Poor's Rating Group or similarly rated by another nationally recognized statistical rating organization ("NRSRO") with a maximum duration of 30 years or less. However, the Portfolio may invest in fixed income securities of any credit quality (including high yield), and any maturity.

The Portfolio gains exposure to various assets classes and global markets, including emerging markets, by investing in both ETFs and futures contracts linked to stock indices, fixed income, currency and commodities (such as base metals, agriculture, soft goods, and energy). The Portfolio's investment adviser seeks superior returns and below-market volatility through a tactical asset allocation strategy based on its proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment. For example, a strong economy in a given country could lead the Portfolio to take larger positions in equity investments, while reducing its exposure to such country's fixed income or bond markets.

The adviser's investment model and philosophy uses quantitative indicators to analyze country-specific economic data inputs including: (1) employment, (2) economic output (through data such as gross domestic product or GDP) and (3) overall market conditions. The adviser uses these inputs to determine, what the adviser believes to be, the current level of economic growth. Once the economic level is identified, the adviser tactically allocates assets among various market segments and rebalances the Portfolio's investment portfolio with the goal of achieving positive returns with relatively low return volatility compared to the global markets throughout all phases of the business cycle. The adviser anticipates rebalancing the Portfolio's portfolio based upon its determination of changes in the economic cycle as well as other proprietary indicators.

In making investment decisions outside the US, the Portfolio also considers relative inflation rates, the rate of currency appreciation relative to inflation, current account deficits and the state of the world business cycle. In addition the adviser considers a wide variety of financial market data including short and long term interest rates, and the difference between those rates and those of the United States, valuation ratios, recent market volatility and recent market volatility relative to the price of options.

The Portfolio may hedge its long portfolio by maintaining short exposure through futures, or purchasing inverse ETFs. The Portfolio may also hedge its currency exposure on international equity positions through its fundamental currency strategy which trades futures linked to currency such as the GBP, EUR, JPY, and AUD in equal weighting long, short, or neutral against one another and a currency momentum strategy that utilizes futures to trade such currencies against the dollar.

Subsidiary: The Portfolio may execute portions of its investment strategy (e.g. commodities exposure), by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Subsidiary. The Subsidiary will invest primarily in futures contracts for assets such as commodities, currencies and fixed income securities. However, the Portfolio may also make these investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Portfolio, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are also principal investment strategies and principal risks of the Portfolio and are reflected in this Prospectus. By investing in futures contacts indirectly through the Subsidiary, the Portfolio will obtain exposure to financial markets such as commodities within the federal tax requirements that apply to the Portfolio. Because the Portfolio may invest a substantial portion of its assets in the Subsidiary, references to the Portfolio may also include the Subsidiary. In seeking to fulfill the Portfolio's investment objective, the adviser may engage in frequent trading of the Portfolio's portfolio securities.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio's net asset value and performance.

The following describes the risks the Portfolio may bear directly and indirectly through ETFs:

(1)	Alternative and Specialty Assets Risks: The Portfolio may invest in "alternative asset" or "specialty" market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF.
(2)	Commodity Risk: Investing in the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.
(3)	Counterparty Risk: The Portfolio's investments in derivatives and other financial instruments that involve counterparties subject the Portfolio to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty's failure or inability to perform its obligations or bankruptcy. In the event of default, the Portfolio could experience delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Portfolio could also experience limited recoveries or no recovery at all, and the value of an investment in the Portfolio could decline as a result. In addition, the Portfolio may default under an agreement with a counterparty which could adversely affect the Portfolio's investing activities.
(4)	Credit Risk: Debt issuers may not make interest or principal payments, resulting in losses to the Portfolio. In addition, the credit quality of securities held by an ETF may be lowered if an issuer's financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another NRSRO.
(5)	Currency Risk (Domestic and Foreign): The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Portfolio is long or short. Credit risk results because a currency-trade issuer may default. Country risk arises because a government may interfere with transactions in its currency.
(6)	Derivatives Risk: The Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to leverage and credit risk.
(7)	Emerging Market Risk: Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
(8)	Equity Risk: The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
(9)	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.
(10)	Fixed-Income Risk: When the Portfolio invests in fixed-income, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Rising interest rates will cause a bond's value to decline. Defaults by fixed income issuers will also harm performance. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Portfolio possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.
(11)	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
(12)	Futures Risk: There could be an imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract. Also, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.
(13)	Hedging Transactions Risk: The adviser, from time to time, employs various hedging techniques. The success of the Portfolio's hedging strategy will be subject to the adviser's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. The adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
(14)	High-Yield Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, are considered speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio's share price.
(15)	Inverse ETF Risk: Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Portfolio's participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.
(16)	Limited History of Operations Risk: The Portfolio is a new mutual fund and has a limited history of operations for investors to evaluate.
(17)	Management Risk: The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Portfolio invests may prove to be incorrect and may not produce the desired results.
(18)	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Portfolio's return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Portfolio's realized capital gains or losses, which may affect the taxes you pay as a Portfolio shareholder. The Portfolio's portfolio turnover rate is expected to be above 100% annually.
(19)	Short Position Risk: The Portfolio will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Portfolio purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Portfolio's losses are potentially unlimited in a short position transaction.
(20)	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
(21)	Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
(22)	Wholly Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, could result in the inability of the Portfolio and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Portfolio and its shareholders. Unlike the Portfolio, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Portfolio. Your cost of investing in the Portfolio will be higher because you indirectly bear the expenses of the Subsidiary.

Performance

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling (877) 738-0333 or visiting www.astorimfunds.com. Daily net asset value per share information is available by calling (877) 738-0333.

Adviser

Astor Investment Management LLC is the Portfolio's investment adviser.

Portfolio Managers

Robert Stein, Chief Executive Officer of the adviser, Bryan Novak, Senior Managing Director of the adviser, John Eckstein, Chief Investment Officer of the adviser, and Deepika Sharma are co-portfolio managers for the Portfolio. They have served the Portfolio as portfolio managers since inception. The Portfolio commenced operations in 2017.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information

It is the Portfolio's intention to distribute all income and gains. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson for more information.

Additional Information about Investment Strategies and Related Risks

Investment Objective

The Portfolio seeks to provide positive returns over a market cycle regardless of market conditions or general market direction. The Portfolio's investment objective may be changed without shareholder approval by the Portfolio's Board of Trustees upon 60 days' written notice to shareholders.

Principal Investment Strategies

The adviser believes that the Portfolio's investment objective is best achieved by utilizing an active approach that is guided by prevailing economic activity. As stated above, the adviser's approach focuses on identifying the current phase of the overall global economies rather than picking individual stocks and bonds or other investments. The Portfolio will maintain long exposure throughout all phases of the economic cycle and intends to invest primarily in a combination of ETFs and derivatives such as futures contracts and swap contracts.

The Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in ETFs and futures linked to (1) domestic and foreign equities, (2) domestic and foreign investment grade fixed income instruments with a maturity of 30 years or less, (3) commodities, and (4) foreign currencies. However, the Portfolio may also invest directly, and in fixed income securities of any credit quality or maturity. While the Portfolio may invest without restriction as to issuer capitalization, country or currency, the Portfolio's equity, fixed income and currency strategies are currently focused on ETFs and futures which invest primarily in US, Canadian, German, Japanese, and UK, French, Italian, Spanish and Australian equities, government bonds or currencies and commodities such as base metals, agriculture, soft goods and energy. In seeking to fulfill the Portfolio's investment objective, the adviser may engage in frequent trading of the Portfolio's portfolio securities.

The adviser's focus remains on analyzing macroeconomic factors like employment and output, as well as market price and momentum of particular global markets as the adviser believes that successfully identifying the current economic environment and trends has the ability to achieve returns greater than the global markets with less volatility and smaller negative returns (commonly referred as drawdowns) in comparison to the global equity market indices. Similarly, a tactical asset allocation is utilized in order to create exposure to a variety of countries and market sectors, which is then rebalanced from time to time in accordance with the adviser's macroeconomic outlook.

The adviser anticipates rebalancing the Portfolio's portfolio based upon the adviser's determination of changes in the economic cycle as well as other proprietary indicators. By using economic cycle-driven rebalancing, the adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs linked to broad market indices, such as the Standard & Poor's 500 Index. The Portfolio expects to maintain long positions in equity and fixed income ETFs and utilizes various futures strategies at all times to achieve diversification and achieve higher returns. During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to fixed-income ETFs or alternative/specialty ETFs. Alternative or specialty ETFs are selected to provide positive returns that are not correlated to the equity markets in general. These may include ETFs linked to commodities, such as energy, agriculture and metals, as well as currencies.

The Portfolio may seek to hedge its currency exposure on international equity positions through its fundamental currency strategy which trades futures linked to currency such as the GBP, EUR, JPY, and AUD in equal weighting long, short, or neutral against one another and a currency momentum strategy that utilizes futures to trade such currencies against the dollar. The Portfolio may take speculative positions in currency futures according to a model that measures value, yield, risk and momentum. The Portfolio's portfolio may be hedged in response to identified price discrepancies across asset classes and as the other strategies react to market data based on their own, independent models, the overall portfolio could, effectively, be hedged by utilizing additional futures strategies linked to international equity, international bonds, and commodities such as energy (currently crude oil and natural gas), grains (currently corn, soybeans and wheat), metals, and soft goods (such as coffee and sugar). The Portfolio may also hold short positions or invest in inverse ETFs to hedge the portfolio. The Portfolio currently invests in Canadian, German, Japanese, UK, US, French, Italian, Spanish and Australian equity futures, as well as government bond futures in US, Canada, UK, Germany, Japan and Australia and utilizes both a fundamental and momentum strategy for each type of investment.

The Portfolio may execute the commodities portion of its investment strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary"); however, the Portfolio may also make these types of investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Portfolio, when viewed on a consolidated basis.

Principal Investment Risks

The following provides additional information about the risks of investing in the Portfolio.

(1)	Alternative and Specialty Assets Risk. The Portfolio may purchase ETFs that invest in "alternative asset" or "specialty" market segments that may be more volatile than other Portfolio investments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies or real estate. Each segment is subject to different risks inherent in its segment: REITs' real estate linked investments are affected by property value fluctuations; commodity linked investments may be affected by commodity-specific factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments; foreign currency linked investments may be affected by special risks such as reduced liquidity, greater volatility, less developed trading markets and sovereign intervention in the exchange market intended to affect the level or movement of the exchange rate including a country re-issuing a new currency, effectively making the "old" currency worthless.
(2)	Commodity Risk. The Portfolio's exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.
(3)	Counterparty Risk. The Portfolio's investments in derivatives and other financial instruments that involve counterparties subject the Portfolio to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty's failure or inability to perform its obligations or bankruptcy. In the event of default, the Portfolio could experience delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Portfolio could also experience limited recoveries or no recovery at all, and the value of an investment in the Portfolio could decline as a result. In addition, the Portfolio may default under an agreement with a counterparty which could adversely affect the Portfolio's investing activities.
(4)	Credit Risk. There is a risk that debt issuers will not make interest and or principal payments, resulting in losses to an ETF held by the Portfolio. In addition, the credit quality of fixed income securities may be lowered if an issuer's financial condition changes or the issuer is likely to default. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Portfolio, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause the Portfolio to incur expenses indirectly when an ETF seeks recovery of principal or interest on its portfolio holdings. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another NRSRO.
(5)	Currency Risk (Domestic and Foreign). The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk, interest rate risk, counterparty credit risk, short sale risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the "old" currency worthless. The Portfolio may also take short positions, through derivatives, if the adviser believes the value of a currency is likely to depreciate in value. A "short" position is, in effect, similar to a sale in which the Portfolio sells a currency it does not own but, has borrowed in anticipation that the market price of the currency will decline. The Portfolio must replace a short currency position by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio took a short position in the currency.
(6)	Derivatives Risk. The Portfolio may use derivatives (including stock index, fixed income, currency and commodity futures or swaps) to enhance returns or hedge against market declines. The Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the issuer to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Portfolio.
(7)	Emerging Market Risk. The Portfolio may invest a portion of its assets in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore, security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Portfolio may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Portfolio's value or prevent the Portfolio from being able to meet cash obligations or take advantage of other investment opportunities.
(8)	Equity Risk. The net asset values of the Portfolio will fluctuate based on changes in the value of the securities in which the Portfolio invests. The Portfolio's investments in equity securities, through ETFs, are more volatile and carry more risk than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes. Stock prices, in general, may decline over short or even extended periods of time, and tend to be more volatile than other investment choices. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.
(9)	ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. ETFs may employ leverage, which magnifies the changes in the value of the ETFs. Finally, because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance.

You will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio's direct fees and expenses. Additional risks of investing in ETFs are described below:

(a)	Strategy Risk. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.
(b)	Net Asset Value and Market Price Risk. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.
(c)	Tracking Risk. Investment in the Portfolio should be made with the understanding that the ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability to track the applicable indices.
(10)	Fixed-Income Risk. When the Portfolio invests in fixed-income ETFs that invest in fixed-income securities, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the Portfolio. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Portfolio possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.
(11)	Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
(12)	Futures Risk. There could be an imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract. Also, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.
(13)	Hedging Transactions Risk. The adviser will employ various hedging techniques. The success of the Portfolio's hedging strategy will be subject to the adviser's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Portfolio's hedging strategy will also be subject to the adviser's ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
(14)	High Yield (or Junk Bond Risk). Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Portfolio's share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Portfolio's share price.
(15)	Inverse Risk. Under certain circumstances, the adviser may invest in ETFs known as inverse funds which are designed to produce results opposite to market trends. Inverse funds seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark. These investments are significantly different from the investment activities commonly associated with conservative stock funds. Positions in inverse securities are speculative and can be more risky than "long" positions (purchases). Inverse ETFs are funds designed to rise in price when stock prices are falling. Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. For example, if a fund's current benchmark is 100% of the inverse of the Russell 2000 Index and the fund meets its objective, the value of the fund will tend to increase on a daily basis when the value of the underlying index decreases (if the Russell 2000 Index goes down 5% then the fund's value should go up 5%). Conversely, when the value of the underlying index increases, the value of the fund's shares tend to decrease on a daily basis (if the Russell 2000 Index goes up 5% then the fund's value should go down 5%). Additionally, inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based. For example, if an inverse ETF's current benchmark is 200% of the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF's value should go up 10%). You should be aware that any strategy that includes inverse securities could suffer significant losses.
(16)	Limited History of Operations Risk. The Portfolio is a new mutual fund and has a limited history of operation for investors to evaluate. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser's management of individual and institutional accounts. The adviser may not achieve its intended result in managing the Portfolio.
(17)	Management Risk. The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Portfolio invests may prove to be incorrect and may not produce the desired results.
(18)	Small and Medium Capitalization Company Risk. Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
(19)	Real Estate Investment Trust (REIT) Risk. Investing in real estate investment trusts, or "REITs", involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Portfolio, a shareholder will bear expenses of the REITs in addition to Portfolio expenses.
(20)	Short Position Risk. The Portfolio's long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Portfolio's overall potential for loss. The Portfolio's short positions may result in a loss if the price of the short position instruments rise and it costs more to replace the short positions. In contrast to the Portfolio's long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Portfolio's short positions is unlimited; however, the Portfolio will be in compliance with Section 18(f) of the 1940 Act, to ensure that the Portfolio shareholder will not lose more than the amount invested in the Portfolio. Market factors may prevent the Portfolio from closing out a short position at the most desirable time or at a favorable price
(21)	Sovereign Debt Risk. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
(22)	Wholly Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, could result in the inability of the Portfolio and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Portfolio and its shareholders. Unlike the Portfolio, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Portfolio. Your cost of investing in the Portfolio will be higher because you indirectly bear the expenses of the Subsidiary.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. While the Portfolio is in a defensive position, the Portfolio may not achieve its investment objective. Furthermore, to the extent that the Portfolio invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Portfolio pays its pro-rata portion of such money market funds' advisory fees and operational fees. The Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure

A description of the Portfolio's policies regarding the release of portfolio holdings information is available in the Portfolio's Statement of Additional Information. The Portfolio may, from time to time, make available month-end portfolio holdings information on its website at www.astorimfunds.com. If month-end portfolio holdings are posted to the website, they are expected to be approximately 30 days old and remain available until new information for the next month is posted. Shareholders may request portfolio holdings schedules at no charge by calling (877) 738-0333.

Cybersecurity

The computer systems, networks and devices used by the Portfolio and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Portfolio and its service providers, systems, networks, or devices potentially can be breached. The Portfolio and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio's business operations, potentially resulting in financial losses; interference with the Portfolio's ability to calculate their NAV; impediments to trading; the inability of the Portfolio, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio's shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Additional Information about the Management of the Portfolio

Adviser

Astor Investment Management LLC (the "Adviser"), 111 S. Wacker Drive, Suite 3950, Chicago, IL 60606, serves as investment adviser to the Portfolio. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Portfolio's investment portfolios. The Adviser is responsible for selecting the Portfolio's investments according to the Portfolio's investment objective, policies and restrictions. The Adviser was established in 2013, and also advises individuals and corporations in addition to the Portfolio. Pursuant to an advisory agreement between the Portfolio and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to [1.45]% of the Portfolio's average daily net assets. As of December 31, 2016, the Adviser had approximately $[ ] million in assets under management.

The Portfolio's Adviser has contractually agreed to waive its management fees and to make payments to limit Portfolio expenses until April 30, 2018 so that the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees and contractual indemnification of Portfolio service providers (other than the advisor)) of the Portfolio do not exceed the following levels of the daily average net assets attributable to each respective class of shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Class 1	Class 2
1.75%	2.10%

Fee waiver and reimbursement arrangements can decrease the Portfolio's expenses and boost their performance. A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement between the adviser and the Trust for Astor Macro Alternative Portfolio will be available in the Portfolio's next annual or semi-annual report to shareholders.

Portfolio Managers

Robert Stein, Senior Portfolio Manager of the adviser, Bryan Novak, Director of Trading of the adviser, John Eckstein, Director of Research of the adviser, and Deepika Sharma are co-portfolio managers for the Portfolio. The portfolio managers perform top-down economic analysis, quantitative research, and momentum forecasting technical analysis of current financial and economic conditions. Final investment and portfolio management decisions are approved by the co-portfolio managers jointly. Mr. Stein, Mr. Novak, Mr. Eckstein, and Ms. Sharma have each served the Portfolio as portfolio manager since it commenced operations in 2017.

Robert Stein, Co-Portfolio Manager. Rob Stein began his career in 1983 as a project analyst for the Federal Reserve, under the chairmanship of Paul Volcker. From there, he went on to hold senior trading or portfolio management positions with Bank of America New York, Harris Bank and Bank of America Chicago from. Beginning in 1991, Mr. Stein also served as the Managing Director of Proprietary Trading for Barclays Bank PLC New York. Returning to Chicago in 1994, he formed Astor Financial, Inc., an investment and brokerage firm. Later, Mr. Stein formed Astor Asset Management LLC, a registered investment adviser acquired by Knight Capital Group, Inc. in 2010. Astor Asset Management operated as a wholly-owned subsidiary until 2014 when operations continued as Astor Investment Management LLC. Mr. Stein is one of the creators of the Astor Economic Index® ("AEI"), which is used to determine the strength of the economy and identify stages of the business cycle. Mr. Stein has received numerous accolades in his career such as being recognized in 2003 as one of the best unknown managers by BusinessWeek and in 2009 Forbes.com cited Stein's tactical ETF portfolios as one of the best performers during the financial crisis. Mr. Stein is the author of three books, including Inside Greenspan's Briefcase (McGraw Hill) and Finding the Bull Inside the Bear: Active Management Strategies for Expansions, Contractions, and Everything in Between (Marketplace, 2013). He is regularly featured in print and broadcast media such as the Wall Street Journal, Business Week, Investor's Business Daily, ABC, FOX News, Bloomberg and CNBC. Mr. Stein graduated from the University of Michigan with a BA in Economics.

Bryan Novak, Co-Portfolio Manager. Bryan Novak joined Astor Investment Management in 2002 and currently serves as Senior Managing Director where he oversees the firm's trading. Mr. Novak has been involved in the research and development of the trading and investment strategies at the firm. He was instrumental in the launch of the firm's mutual fund family in 2009 and has served as part of the portfolio management team since 2004. Prior to Astor, Mr. Novak was an equity options trader for Second City Trading, LLC at the CBOE in Chicago. He has been quoted by numerous financial media outlets and is a regular panelist at ETF industry events. Mr. Novak earned his Bachelor of Science in Financial Management from the Ohio State University. Mr. Novak is a Level II Candidate for the CAIA exam and has passed Level 1 of the CFA

John Eckstein, Co-Portfolio Manager. John Eckstein joined Astor Investment Management in 2011 and serves as Chief Investment Officer. As Vice Chairman of the firm's Investment Committee, he is responsible for international global macro strategies. In 1995, Mr. Eckstein founded Cornerstone Quantitative Investment Group, a global macro hedge fund with peak assets of $600 million. At Cornerstone, Mr. Eckstein was responsible for all aspects of the firm's operations including fixed income, currency, commodity and equity portfolios. Prior to Cornerstone, Mr. Eckstein was a researcher for Luck Trading Company, a commodity trading adviser. Mr. Eckstein is a co-author of Commodity Investing (John Wiley & Sons, 2008) and is a frequent speaker at industry events. He holds a Bachelor of Science from Brown University and a Masters in Public Administration (International Economic Policy) from Columbia University.

Deepika Sharma, Co Portfolio Manager. Ms. Deepika Sharma joined Astor in 2012 and serves as the Managing Director of Investment Research. As a member of the firm's Investment Committee, she assists with the management of Astor's multi-asset strategies while holding responsibility for the research and development of current and forthcoming strategies. Ms. Sharma is a CFA charterholder and was recognized in 2015 by the New York CFA Society (NYSSA) as the "Young Investment Professional 2015". She began her career as an Analyst on the Fixed Income desk at Lehman Brothers, later acquired by Nomura and also worked in macro-strategy at Roubini Global Economics. Ms. Sharma completed her Masters in International Finance at Columbia University.

The Portfolio's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Portfolio.

Subsidiary

The Astor Macro Alternative Portfolio may invest up to 25% of its total assets (measured at the time of purchase) in its Subsidiary. The Subsidiary will invest primarily in commodities. However, the Portfolio may also make these investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Portfolio, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are also principal investment strategies and principal risks of the Portfolio and are reflected in this Prospectus. By investing in commodities indirectly through the Subsidiary, the Portfolio will obtain exposure to the commodities markets within the federal tax requirements that apply to the Portfolio. Specifically, the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Sub-chapter M requires, among other things, that at least 90% of the Portfolio's income be derived from securities or derived with respect to its business of investing in securities (typically referred to as "qualifying income"). The Portfolio may also make investments in certain commodity-linked securities through the Subsidiary because income from these securities is not treated as "qualifying income" for purposes of the 90% income requirement if the Portfolio invests in the security directly.

The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Portfolio is the sole shareholder of the Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to other investors. If, at any time, the Subsidiary proposes to offer or sell its shares to any investor other than the Portfolio, you will receive 60 days' prior notice of such offer or sale.

The Internal Revenue Service has issued a number of private letter rulings to other mutual funds (unrelated to the Portfolio), which indicate that certain income from a fund's investment in a wholly-owned foreign subsidiary will constitute "qualifying income" for purposes of Subchapter M. The Portfolio does not have a private letter ruling, but fully intends to comply with the IRS' rules if the IRS were to change its position. To satisfy the 90% income requirement, the Subsidiary will, no less than annually, declare and distribute a dividend to the Portfolio, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of "Subpart F" income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary's investments during the fiscal year. Such dividend distributions are "qualifying income" pursuant to Subchapter M (Section 851(b)) of the Code.

Because the Portfolio may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Portfolio may be considered to be investing indirectly in some of those investments through its Subsidiary. For that reason, references to the Portfolio may also include the Subsidiary.

As with the Portfolio, the Adviser is responsible for the Subsidiary's day-to-day business pursuant to an investment advisory agreement with the Subsidiary. Under this agreement, the Adviser provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Portfolio. The advisory agreement with the Subsidiary provides for automatic termination upon the termination of the investment advisory agreement with respect to the Portfolio. The Adviser to the Subsidiary will also comply with the provisions of the 1940 Act regarding investment advisory contracts and is considered to be an investment adviser to the Portfolio under the 1940 Act. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Portfolio.

The Portfolio pays the Adviser a fee for its services. The Adviser has contractually agreed to waive the management fee it receives from the Portfolio in an amount equal to any management fee paid to the Adviser by the Subsidiary. The Subsidiary may instead waive any management fee. The Adviser's undertaking will continue in effect for so long as the Portfolio invests in the Subsidiary, and may not be terminated by the Adviser unless it first obtains the prior approval of the Portfolio's Board of Trustees for such termination. The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency and audit services that it receives. The Portfolio expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Portfolio's assets. It is also anticipated that the Portfolio's own expenses will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that any duplicative fees for similar services provided to the Portfolio and the Subsidiary will not be material.

When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Portfolio. As a result, the Adviser is subject to the same investment policies and restrictions that apply to the management of the Portfolio, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary's portfolio investments. These policies and restrictions are described in detail in the Portfolio's Statement of Additional Information ("SAI"). The Trust's Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Portfolio's Board regarding the Subsidiary's compliance with its policies and procedures. The Portfolio complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provisions of the 1940 Act relating to affiliated transactions and custody. The Portfolio's custodian also serves as the custodian to the Subsidiary.

The financial statements of the Subsidiary are consolidated in the Portfolio's financial statements, which are included in the Portfolio's annual and semi-annual reports. The Portfolio's annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this Prospectus. Please refer to the SAI for additional information about the organization and management of the Subsidiary.

How Shares Are Priced

The Net Asset Value ("NAV") of each class of Portfolio shares is determined as of the close of business of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) each day it is open for business. NAV is computed by determining the aggregate market value of all assets of the Portfolio less its liabilities divided by the total number of shares outstanding ((asset-liabilities)/number of shares=NAV) attributable to each share class. The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Portfolio, including investment advisory, administration, and any distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the "fair value" procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Portfolio may use independent pricing services to assist in calculating the value of the Portfolio's securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Portfolio. Because the Portfolio may invest in portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Portfolio does not price their shares, the value of some of the Portfolio's portfolio securities may change on days when you may not be able to buy or sell Portfolio shares. In computing the NAV, the Portfolio values foreign-traded securities, if any, held by the Portfolio at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Portfolio's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Portfolio calculates its NAV, the Adviser may need to price the security using the Portfolio's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Portfolio's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio's NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Portfolio's assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Portfolio's net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

How to Purchase Shares

This Prospectus describes two classes of shares offered by the Portfolios: Class 1 and Class 2. Each Portfolio offers these classes of shares so that you can choose the class that best suits your investment needs. Class 2 shares pay an annual fee of up to 0.35%, for distribution expenses pursuant to a plan under Rule 12b-1. The main difference between each class is the ongoing fees. For information on ongoing distribution fees, see Distribution Fees on page [_] of this Prospectus. Each class of shares in the Portfolio represents interest in the same portfolio of investments within the Portfolio. All share classes may not be available for purchase in all states.

As described earlier in this prospectus, shares of the Portfolio are sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in the Portfolio are credited to the shareholder's account in the form of full or fractional shares of the Portfolio. The Portfolio does not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolio is open for business.

When Order is Processed: Shares of the Portfolio are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the participating life insurance company, or qualified pension or retirement plan, in good order. All requests received in good order, which typically requires an account number and other identifying information, by a Participating Insurance Company, or qualified pension or retirement plan before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day. The Participating Insurance Company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to a Portfolio.

The USA PATRIOT Act requires financial institutions, including the Portfolio, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Tax Status, Dividends and Distributions

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio's intention to distribute all income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolio are offered to the separate accounts of the participating life insurance companies and their affiliates. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If the Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the Portfolio. The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the Investment Company Act of 1940. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If the Portfolio does not satisfy the Section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

All dividends are distributed to the separate accounts or other shareholders on an annual basis or more frequently and will be automatically reinvested in the Portfolio's shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

Frequent Purchases and Redemptions of Portfolio Shares

The Portfolio discourages and does not accommodate market timing. Frequent trading into and out of the Portfolio can harm all Portfolio shareholders by disrupting the Portfolio's investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. If the Portfolio invests in ETFs that hold foreign securities is at greater risk of market timing because the underlying ETF holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges. The Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Trust's Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

The Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolio nor the adviser will be liable for any losses resulting from rejected purchase or exchange orders. The adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the Portfolio.

Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, or other shareholder, the Portfolio is not able to identify market timing transactions by individual variable insurance contract or plan participant. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company or other shareholder to police restrictions in the variable insurance contracts or according to the insurance company's administrative policies, or such shareholder's plan documents. The Portfolio has entered into an information sharing agreement with the insurance company or other shareholders that use the Portfolio as an underlying investment vehicle for its separate accounts. Under this agreement, the insurance company or other shareholder is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to the Portfolio; (ii) furnish the Portfolio, upon its request, with information regarding contract or policy holder trading activities in shares of the Portfolio; and (iii) enforce its market timing policy with respect to contract, policy holders or plan participants identified by the Portfolio as having engaged in market timing.

The Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company or plan to determine whether or not short-term trading is involved. When information regarding transactions in the Portfolio's shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an "indirect intermediary"), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy older or any other persons. The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so. In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between the Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio's ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Portfolio's difficulty in deterring such market timing activities. Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

Distribution of Shares

Distributor

Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, NE 68130, is the distributor for the shares of the Portfolio. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Shares of the Portfolio are offered on a continuous basis.

Distribution (12b-1) and Shareholder Servicing Fees

The Trust, with respect to the Portfolio, has adopted the Trust's Master Distribution and Shareholder Servicing Plan for Class 2 shares (the "Plan") pursuant to Rule 12b-1 of the 1940 Act, under which allows the Portfolio to pay the Portfolio's distributor an annual fee for distribution and shareholder servicing expenses up to 0.35% of the Portfolio's average daily net assets attributable to Class 2 shares. Class 1 shares have not adopted a plan. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Portfolio's distributor and other entities are paid pursuant to the Plan for distribution and shareholder servicing provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries

The Portfolio's distributor, its affiliates, and the Portfolio's adviser may each, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Portfolio. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Portfolio on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding

To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses share by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolio at (877) 738-0333 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Portfolio is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

Voting and Meetings

The Participating Insurance Company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. Shareholders shall be entitled to one vote for each share held.

The Portfolio does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change the Portfolio's fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one third of the outstanding shares constitute a quorum (or one third of the Portfolio or class if the matter relates only to the portfolio or class).

Consolidated Financial Highlights

Because the Portfolio has only recently commenced investment operations, no consolidated financial highlights are available for the Portfolio at this time. In the future, financial highlights will be presented in this section of the Prospectus.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•                     Social Security number and wire transfer instructions

•                     account transactions and transaction history

•                     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

QUESTIONS?	Call 1-402-493-4603

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•      open an account or deposit money

•      direct us to buy securities or direct us to sell your securities

•      seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

•             sharing for affiliates' everyday business purposes – information about your creditworthiness.

•             affiliates from using your information to market to you.

•             sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Northern Lights Variable Trust doesn't jointly market.

Adviser: Astor Investment Management LLC

111 South Wacker Drive, Suite 3950, Chicago Illinois 60606

Independent Registered Public Accounting Firm: Cohen & Company, Ltd. 1350 Euclid Ave., Suite 800, Cleveland, OH 44115

Custodian: MUFG Union Bank, N.A.

400 California Street, San Francisco, CA 94104

Distributor: Northern Lights Distributors, LLC

17605 Wright Street, Omaha, NE 68130

Legal Counsel: Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, OH 43215

Transfer Agent: Gemini Fund Services, LLC

17605 Wright Street, Suite 2, Omaha, NE 68130

Additional information about the Portfolio is included in the Portfolio’s Statement of Additional Information dated [____ _], 2017 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Trust’s policies and management. Additional information about the Portfolio’s investments will also be available in the Portfolio’s Annual and Semi-Annual Reports to Shareholders. In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Portfolio, please call (877) 738-0333 visit www.astorimfunds.com. You may also write to: Astor Macro Alternative Portfolio, c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

You may review and obtain copies of the Portfolio’s information at the SEC Public Reference Room in Washington, D.C. Please call (202) 551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www. sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-21853

For more information about Astor, please visit our website at www.astorimfunds.com

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ASTOR MACRO ALTERNATIVE PORTFOLIO

A Series of Northern Lights Variable Trust

CLASS 1 SHARES

CLASS 2 SHARES

STATEMENT OF ADDITIONAL INFORMATION

[       ], 2017

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of the Astor Macro Alternative Portfolio (the “Portfolio") dated [ ], 2017. The Portfolio’s Prospectus is hereby incorporated by reference, which means it is legally part of this SAI. You can obtain copies of the Portfolio’s Prospectus, annual or semi-annual report without charge by contacting the Portfolio’s Transfer Agent, Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 or by calling toll-free (877) 738-0333. You may also obtain a Prospectus by visiting www.astorimfunds.com.

Table of Contents

The Portfolio
Types of Investments
Investment Restrictions
Policies and Procedures for Disclosure of Portfolio Holdings
Management
Board Leadership Structure
Board Risk Oversight
Control Persons and Principal Holders
Name & Address Shares Percentage of Portfolio
Astor Macro Alternative Portfolio
Investment Adviser
Distribution of Shares
Portfolio Managers
Allocation of Portfolio Brokerage
Portfolio Turnover
Other Service Providers
Description of Shares
Anti-Money Laundering Program
Purchase, Redemption and Pricing of Shares
Tax Status
Independent Registered Public Accounting Firm
Legal Counsel
Financial Statements
APPENDIX A: Proxy Voting Policy and Guidelines

The Portfolio

The Astor Macro Alternative Portfolio is a diversified series of Northern Lights Variable Trust, a Delaware statutory trust organized on November 2, 2005 (the "Trust"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees").

The Portfolio may issue an unlimited number of shares of beneficial interest. All shares of the Portfolio have equal rights and privileges. Each share of the Portfolio is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Portfolio is entitled to participate equally, on a class-specific basis, with other shares of the Portfolio (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation, to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Portfolio are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Astor Macro Alternative Portfolio offers Class 1 and Class 2 shares for purchase at this time. Each share class of the Portfolio represents an interest in the same assets of the Portfolio, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different investment minimums, (ii) each class of shares may bear different distribution fees; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board may classify and reclassify the shares of the Portfolio into additional classes of shares at a future date.

Astor Investment Management LLC. (the "Adviser") is the Portfolio’s investment adviser. The Portfolio’s investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time. The Board may classify and reclassify the shares of the Portfolio into additional classes at a future date.

Under the Trust's Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Astor Macro Alternative Portfolio and its Subsidiary (the “Subsidiary”) are “commodity pools” under the U.S. Commodity Exchange Act (“CEA”), and the Adviser is registered as a “commodity pool operator” with the Commodity Futures Trading Commission (“CFTC”) and is a member of the National Futures Association (“NFA”). As a registered commodity pool operator with respect to the Portfolio and the Subsidiary, the Adviser must comply with various regulatory requirements under the CEA, and the rules and regulations of the CFTC and the NFA, including investor protection requirements, antifraud prohibitions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to periodic inspections and audits by the CFTC and NFA.

Types of Investments

The investment objective of the Portfolio and a description of its principal investment strategies are set forth under "Portfolio Summary" in the relevant Prospectus. The Portfolio’s investment objective is not "fundamental" and may be changed without the approval of a majority of its outstanding voting securities, however, shareholders will be given at least 60 days’ notice of such a change.

The following information describes securities in which the Portfolio may invest directly, through Exchange Traded Funds (“ETFs”), or through the Subsidiary, and their related risks. To the extent a type of investment is not discussed in the section titled “Principal Investment Strategies” in the Portfolio’s prospectus, such type of investment is not used by the Portfolio in executing its principal investment strategies.

Equity Securities

Equity securities include common stock and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities

The Portfolio may invest in convertible securities and non-investment grade convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants

The Portfolio may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Derivatives

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Portfolio purchases or sells a security, no price would be paid or received by the Portfolio upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Portfolio’s open positions in futures contracts, the Portfolio would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.

Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Portfolio expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Portfolio will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Commodities Instruments

There are several additional risks associated with transactions in commodity futures contracts, swaps on commodity futures contracts, commodity forward contracts and other commodities instruments. In the commodity instruments markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling commodity instruments today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same commodity instrument, the commodity producer generally must sell the commodity instrument at a lower price than the expected future spot price. Conversely, if most hedgers in the commodity instruments market are purchasing commodity instruments to hedge against a rise in prices, then speculators will only sell the other side of the commodity instrument at a higher future price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Portfolio. If the nature of hedgers and speculators in commodity instruments markets has shifted when it is time for the Portfolio to reinvest the proceeds of a maturing contract in a new commodity instrument, the Portfolio might reinvest at a higher or lower future price, or choose to pursue other investments. The commodities which underlie commodity instruments may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Portfolio’s investments to greater volatility than investments in traditional securities. Also, unlike the financial instruments markets, in the commodity instruments markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity instruments contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Portfolio is invested in instruments on that commodity, the value of the commodity instrument may change proportionately.

Commodity and Financial Futures

The Portfolio may invest a portion of its assets directly, or through the Subsidiary, in trading commodity and/or financial futures using a form of leverage often referred to as "notional funding" - that is the nominal trading level for the Portfolio will exceed the cash deposited in its trading accounts. For example, if the Adviser wants the Underlying Pool to trade a $200,000,000 futures portfolio (the "nominal trading level") the margin requirement may be $10,000,000. The Portfolio or Subsidiary can either deposit $200,000,000 to "fully fund" the futures account or can deposit only a portion of the $200,000,000, provided that the amount deposited meets the account's ongoing minimum margin requirements. The difference between the amount of cash deposited in the account and the nominal trading level of the account is referred to as notional funding. The use of notional funding (i.e., leverage) will increase the volatility of the Portfolio. In addition, the leverage may make the Portfolio subject to more frequent margin calls. Being forced to raise cash at inopportune times to meet margin calls may prevent the Adviser from making investments it considers optimal. The cash and any marketable securities of the Portfolio will be available to meet the margin requirements

Risk of Potential Government Regulation of Derivatives It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Portfolio from using such instruments as part of its investment strategy, and could ultimately prevent the Portfolio from being able to achieve its investment goals. For example, some legislative and regulatory proposals, such as those in the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act ") (which was passed into law in July 2010), would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. While many provisions of the Dodd-Frank Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon the Portfolio, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Portfolio to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.

Specific Risks Relating to Futures and Derivatives Trading:

Futures and Derivatives Trading Is Speculative. Futures and derivatives prices are highly volatile. Price movements for futures contracts, for example, which may fluctuate substantially during a short period of time, are influenced by numerous factors that affect the commodities markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events and changes in interest rates.

Futures and Derivatives Trading Is Highly Leveraged. The low margin deposits normally required in trading futures and derivatives permit an extremely high degree of leverage. Accordingly, a relatively small price movement in a commodity interest may result in an immediate and substantial loss to the investor. For example, if at the time of purchase 5% of the price of a futures contract is deposited as margin, a 5% decrease in the price of the futures contract would, if the contract were then closed out, result in a total loss of the margin deposit (brokerage commission expense would also be incurred). Like other leveraged investments, any futures and derivatives trade may result in losses in excess of the amount invested. To the Portfolio or Subsidiary trades commodity or financial futures contracts, the cash and any marketable securities of the Portfolio or Subsidiary will be available to meet the margin requirements.

Futures and Derivatives Trading May Be Illiquid. Most U.S. commodity futures exchanges impose daily limits regulating the maximum amount above or below the previous day's settlement price which a futures contract price may fluctuate during a single day. During a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a particular futures contract has increased or decreased to the limit point, it may be difficult, costly or impossible to liquidate a position. Futures prices in particular contracts have occasionally moved the daily limit for several consecutive days with little or no trading. If this occurs, the Adviser might be prevented from promptly liquidating unfavorable positions which could result in substantial losses. Those losses could significantly exceed the margin initially committed to the trades involved. In addition, even if prices have not moved the daily limit, or if there are no limits for the contracts traded by the Portfolio, the Portfolio may not be able to execute trades at favorable prices if little trading in the contracts is taking place. It is also possible that an exchange or the CFTC may suspend trading in a particular contract, order immediate settlement of a contract or order that trading to the liquidation of open positions only.

Trading Decisions Based on Technical Analysis. The Adviser may use trading programs that use "technical" factors in identifying price moves. The success of technical analysis depends upon the occurrence in the future of price movements. Technical systems will not be profitable and may in fact produce losses if there are no market moves of the kind the system seeks to follow. Any factor that would make it more difficult to execute the trades identified, such as a reduction of liquidity, also would reduce profitability. There is no assurance that any trading system will generate profits under all or any market conditions.

Possible Effects of Speculative Position Limits and Accountability Levels. The CFTC and U.S. exchanges have established speculative position limits and accountability levels. Position limits control the number of net long or net short speculative futures or option (on futures) positions any person may hold or control in futures or option contracts traded on U.S. exchanges. Position accountability levels are position levels established by an exchange that, if reached by a person, cause such person to be subject to instructions by such exchange to reduce or not increase such position. In order to comply with position limits or exchange limitations arising out of having positions subject to accountability levels, it is possible that the Adviser will have to modify its trading instructions, and that positions held for the Portfolio will have to be liquidated. That could have a negative effect on the Portfolio’s profitability.

Changes in the Number of Available Futures Contracts and Related Options. U.S. and foreign exchanges have established new futures and options contracts in the past few years. This trend could continue. Therefore the Adviser’s trading strategies might not be successful trading those new contracts.

Failure of Clearing Brokers, Counterparties, Banks, Custodians and other Financial Firms. Commodity brokers must maintain the Portfolio’s assets (other than assets used to trade foreign futures or options on foreign markets) in a segregated account. If a commodity broker goes bankrupt, the Portfolio could lose money as it may only be able to recover a pro rata share of the property available for distribution to all of the broker's customers

Trading on Foreign Exchanges and Currency Exchange Rate Fluctuations. Trading may occur on foreign exchanges and other non-U.S. markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. The Portfolio is at risk for fluctuations in the exchange rate between the currencies in which it trades and U.S. dollars. It also is possible that exchange controls could be imposed in the future. There is no restriction on how much of the Portfolio’s trading might be on foreign markets.

Trading in Over the Counter Instruments. The trading of over-the-counter instruments, subjects the Portfolio to a variety of risks including: 1) counterparty risk; 2) basis risk; 3) interest rate risk; 4) settlement risk; 5) legal risk; and 6) operational risk. Counterparty risk is the risk that the Portfolio’s counterparties might default on their obligation to pay or perform generally on their obligations. The over-the-counter markets and some foreign markets are "principals' markets." That means that performance of the contract is the responsibility only of the individual firm or member on the other side of the trade and not any exchange or clearing corporation. Such "counterparty risk" is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Portfolio or Subsidiary has concentrated its transactions with a single or small group of counterparties. Basis risk is the risk attributable to the movements in the spread between the derivative contract price and the future price of the underlying instrument. Interest rate risk is the general risk associated with movements in interest rates. Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Legal risk is the risk that a transaction proves unenforceable in law or because it has been inadequately documented. Operational risk is the risk of unexpected losses arising from deficiencies in a firm's management information, support and control systems and procedures. Transactions in over-the-counter derivatives may involve other risks as well, as there is no exchange market on which to close out an open position. It may be impossible to liquidate an existing position, to assess the value of a position or to assess the exposure to risk.

Exchange for Physicals. In trading commodity or financial futures contracts the Portfolio may exchange a cash, forward or spot market position outside of regular trading hours for a comparable futures position. Such transactions are subject to counterparty creditworthiness risk. The CFTC has permitted the futures exchanges to expand the types of over-the-counter positions that can be part of an exchange for physicals position.

Options on Futures Contracts

The Portfolio may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Regulation as a Commodity Pool Operator

The Astor Macro Alternative Portfolio and its Subsidiary (defined below) are “commodity pools” under the U.S. Commodity Exchange Act (“CEA”), and the Adviser is registered as a “commodity pool operator” with the Commodity Futures Trading Commission (“CFTC”) and is a member of the National Futures Association (“NFA”). As a registered commodity pool operator with respect to the Astor Macro Alternative Portfolio and the Subsidiary, the Adviser must comply with various regulatory requirements under the CEA, and the rules and regulations of the CFTC and the NFA, including investor protection requirements, antifraud prohibitions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to periodic inspections and audits by the CFTC and NFA.

Options on Securities

The Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the NYSE ARCA Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange (the "NYSE") and the NASDAQ PHLX.

the Portfolio's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Portfolio’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Portfolio expires unexercised, the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

Certain Risks Regarding Options

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Portfolio of options on stock indices will be subject to the ability of the advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Portfolio’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Portfolio. Inasmuch as the Portfolio’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Portfolio bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Portfolio’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Portfolio.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Portfolio is unable to close out a call option on securities that it has written before the option is exercised, the Portfolio may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Portfolio was unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions

Transactions using options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Portfolio will segregate assets to cover transactions in which the Portfolio writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations.

Dealer Options

The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Portfolio might look to a clearing corporation to exercise exchange-traded options, if the Portfolio were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, the Portfolio may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally wrote the option. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Portfolio will treat dealer options as subject to the Portfolio’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolio will change its treatment of such instruments accordingly.

Spread Transactions

The Portfolio may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Portfolio the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to the Portfolio, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Swap Agreements

The Portfolio may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Portfolio than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. the Portfolio's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Portfolio’s portfolio.

Whether the Portfolio's use of swap agreements enhances the Portfolio’s total return will depend on the Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolio’s Adviser will cause the Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio’s repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Certain Investment Techniques and Derivatives Risks

When the Adviser of the Portfolio uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Portfolio may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Portfolio, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Portfolio. Derivatives are used to limit risk in the Portfolio or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Portfolio’s initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Portfolio worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Fixed Income/Debt/Bond Securities

Yields on fixed income securities, which the Portfolio defines to include preferred stock, are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Portfolio will be subjected to risk even if all fixed income securities in the Portfolio’s portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Portfolio may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate's current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

The Portfolio will invest in debt securities, including non-investment grade debt securities. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Portfolio is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Portfolio.

At times, some of the mortgage-backed securities in which the Portfolio may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Portfolio to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers' Acceptances

The Portfolio may invest in certificates of deposit and bankers' acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Portfolio may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Time Deposits and Variable Rate Notes

The Portfolio may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations, which the Portfolio may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Portfolio as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Portfolio's Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Portfolio’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Portfolio’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

The Portfolio may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Portfolio may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

High Yield Securities

The Portfolio may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower-rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Portfolio would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher-rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower-rated securities than higher-rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower-rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower- rated securities, valuation of such investments is much more dependent on judgment than is the case with higher-rated securities.

Liquidity. There may be no established secondary or public market for investments in lower-rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher-rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Portfolio may be required to sell investments at substantial losses or retain them indefinitely when an issuer's financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Portfolio’s investments in lower-rated securities.

High yield, high risk investments may include the following:

i.                Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

ii.                Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

iii.                Zero-fixed-coupon Debt Securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

iv.                Pay-in-kind Bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended ("1933 Act"), usually to a relatively small number of institutional investors.

v.                Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

vi.                Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

vii.                Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries ("LDCs").

viii.                Securities Issued in Connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Portfolio may hold such common stock and other securities even if it does not invest in such securities.

Municipal Government Obligations

In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of the Trust determines that an investment in any such type of obligation is consistent with the Portfolio’s investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

Bonds and Notes

General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal Lease Obligations

Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets. The Portfolio may invest in Underlying Funds or ETFs that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations (See "Participation Interests" section). States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a "non-appropriation" clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to "non-appropriation" risk. Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Portfolio may also invest in Treasury Inflation-Protected Securities ("TIPS"). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index ("CPI"). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency Obligations

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Farm Credit Banks, the Federal National Mortgage Association ("FNMA"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Portfolio does not purchase interests in pools created by such non-governmental issuers.

Resets

The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which the Portfolio may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors

The underlying mortgages which collateralize the ARMs in which the Portfolio invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Portfolio invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Portfolio invests to be shorter than the maturities stated in the underlying mortgages.

Preferred Stock

The Portfolio defines preferred stock as form of fixed income security because it has similar features to other forms of fixed income securities. Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks include a lack of voting rights and the Portfolio’s Adviser may incorrectly analyze the security, resulting in a loss to the Portfolio. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Portfolio. Preferred stock may also be convertible in the common stock of the issuer. Convertible securities may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. A convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock. In general, preferred stocks generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation. the Portfolio may invest in preferred stock with any or no credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock market value may change based on changes in interest rates.

Foreign Securities

The Portfolio may invest in securities of foreign issuers and exchange traded funds ("ETFs") and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Portfolio by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Portfolio's currency exchange transactions do not fully protect the Portfolio against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Portfolio will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Portfolio’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Portfolio invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Portfolio’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities

The Portfolio may purchase securities of emerging market issuers and ETFs and closed-end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Depositary Receipts

The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described above regarding foreign securities apply to investments in ADRs.

Illiquid and Restricted Securities

The Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. the Portfolio might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Underlying Funds and ETFs might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the NASDAQ.

Under guidelines adopted by the Trust's Board, the Adviser of the Portfolio may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization ("NRSRO") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Portfolio’s Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Portfolio’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Investment Companies

The Portfolio will invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange traded funds (also referred to as "Underlying Funds"). The 1940 Act provides that the mutual funds may not: (1) purchase more than 3% of an investment company's outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the "5% Limit"), and (3) invest more than 10% of its assets in investment companies overall (the "10% Limit"), unless: (i) the underlying investment company and/or the Portfolio has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC"); and (ii) the underlying investment company and the Portfolio take appropriate steps to comply with any conditions in such order.

In addition, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Portfolio and all affiliated persons of the Portfolio; and (ii) the Portfolio has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Portfolio pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Portfolio (or the Adviser acting on behalf of the Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

Further, the Portfolio may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the NASD for funds of funds.

The Portfolio and any "affiliated persons," as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any Underlying Fund. Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Portfolio’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an Underlying Fund whose shares are purchased by the Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the Underlying Fund's outstanding securities during any period of less than 30 days. Shares held by the Portfolio in excess of 1% of an Underlying Fund's outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Portfolio’s total assets.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Portfolio may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the Underlying Funds are made independently of the Portfolio and its Adviser. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Portfolio without accomplishing any investment purpose. Because other investment companies employ an investment adviser, such investments by the Portfolio may cause shareholders to bear duplicate fees.

Closed-End Investment Companies

The Portfolio may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the NYSE or the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolio), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Portfolio generally will purchase shares of closed-end funds only in the secondary market. the Portfolio will incur normal brokerage costs on such purchases similar to the expenses the Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. The Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Portfolio will ever decrease. In fact, it is possible that this market discount may increase and the Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Portfolio’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds

ETFs are typically passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts ("UITs"), which are unmanaged portfolios overseen by trustees and some ETFs may be grantor trusts. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. Some examples of ETFs are Rydex SharesTM, ProShares®, SPDRs®, streetTRACKS, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM ("QQQsSM"), and iShares®. The Portfolio expects to use ETFs as part of its overall investment strategy and as part of its hedging strategy. To offset the risk of declining security prices, the Portfolio may invest in inverse ETFs. Inverse ETFs are funds designed to rise in price when stock prices are falling. Additionally, inverse ETFs may employ leverage which magnifies the changes in the underlying stock index upon which they are based. Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. For example, if an inverse ETFs current benchmark is 200% of the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF's value should go up 10%). ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETFs in which the Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolio intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Portfolio believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Portfolio invests in a sector product, the Portfolio is subject to the risks associated with that sector.

The Portfolio could also purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio's direct fees and expenses. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting the Portfolio’s performance.

ETFs may also include high beta index funds ("HBIFs"), which track an index by investing in leveraged instruments such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. HBIFs are more volatile than the benchmark index they track and typically don't invest directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, HBIFs will target a volatility that is a specific percentage of the volatility of the underlying index. HBIFs seek to provide investment results that will match a certain percentage greater than 100% of the performance of a specific benchmark on a daily basis. For example, if a HBIF's current benchmark is 200% of the S&P 500 Index and it meets its objective, the value of the HBIF will tend to increase on a daily basis 200% of any increase in the underlying index (if the S&P 500 Index goes up 5% then the HBIF's value should go up 10%). When the value of the underlying index declines, the value of the HBIF's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (if the S&P 500 Index goes down 5% then the value of the HBIF should go down 10%).

Lending Portfolio Securities

For the purpose of achieving income, the Portfolio may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Portfolio may at any time call the loan and obtain the return of securities loaned, (3) the Portfolio will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Portfolio.

Real Estate Investment Trusts

The Portfolio may invest in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs." An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Portfolio can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors.

Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Portfolio, a shareholder bears not only a proportionate share of the expenses of the Portfolio, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Repurchase Agreements

The Portfolio may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Portfolio) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Portfolio on repurchase. In either case, the income to the Portfolio generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Portfolio to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Portfolio is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

When-Issued, Forward Commitments and Delayed Settlements. The Portfolio may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled "Custodian") will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Portfolio may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Portfolio’s commitment. It may be expected that the Portfolio’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Portfolio does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Portfolio will segregate liquid assets to satisfy its purchase commitments in the manner described, the Portfolio's liquidity and the ability of the Portfolio’s Adviser to manage them may be affected in the event the Portfolio’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Portfolio will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss. When the Portfolio engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Short Sales

The Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 50% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board. A short sale is "against the box" to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Portfolio sells portfolio securities to another party and agrees to repurchase the securities at an agreed-upon price and date. Reverse repurchase agreements involve the risk that the other party will fail to return the securities in a timely manner, or at all, which may result in losses to the Portfolio. the Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio is less than the value of the securities. These events could also trigger adverse tax consequences to the Portfolio. Reverse repurchase agreements also involve the risk that the market value of the securities sold will decline below the price at which the Portfolio is obligated to repurchase them. Reverse repurchase agreements may increase fluctuations in the Portfolio’s NAV and may be viewed as a form of borrowing by the Portfolio.

Borrowing

In the event that the Portfolio engages in any borrowings and such borrowings exceed the limits of Section 18 of the 1940 Act, the Portfolio will reduce its borrowings within three days in order to comply with such limits.

Wholly-Owned Subsidiary

The Astor Macro Alternative Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary”), which is expected to invest primarily in commodities. As a result, the Astor Macro Alternative Portfolio may be considered to be investing indirectly in these investments through the Subsidiary. For that reason, and for the sake of convenience, references in this Statement of Additional Information to the Astor Macro Alternative Portfolio may also include the Subsidiary.

The Subsidiary will not be registered under the 1940 Act but, will be subject to certain of the investor protections of that Act, as noted in this Statement of Additional Information. The Astor Macro Alternative Portfolio, as the sole shareholder of the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Astor Macro Alternative Portfolio wholly owns and controls the Subsidiary, and the Astor Macro Alternative Portfolio and Subsidiary are both managed by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of the Astor Macro Alternative Portfolio or its shareholders. The Astor Macro Alternative Portfolio’s Board has oversight responsibility for the investment activities of the Astor Macro Alternative Portfolio, including its investment in the Subsidiary, and the Astor Macro Alternative Portfolio’s role as the sole shareholder of the Subsidiary. Also, in managing the Subsidiary's portfolio, the Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of the Astor Macro Alternative Portfolio, including any collateral or segregation requirements in connection with various investment strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Astor Macro Alternative Portfolio and the Subsidiary, respectively, are organized, could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Statement of Additional Information and could negatively affect the Astor Macro Alternative Portfolio and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns

Investment Restrictions

The Portfolio has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Portfolio which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Portfolio represented at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.

1.	Borrowing Money. The Portfolio will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio’s total assets at the time when the borrowing is made.

2.	Senior Securities. The Portfolio will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.	Underwriting. The Portfolio will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Portfolio may be deemed an underwriter under certain federal securities laws.

4.	Real Estate. The Portfolio will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.	Commodities. The Portfolio will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Portfolio from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.	Loans. The Portfolio will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.	Concentration. The Portfolio will not invest 25% or more of its total assets in a particular industry or group of industries. The Portfolio will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE PORTFOLIO. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1.	Pledging. The Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.	Borrowing. The Portfolio will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3.	Margin Purchases. The Portfolio will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Portfolio for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4.	Illiquid Investments. The Portfolio will not hold 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

If a restriction on the Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in average duration of the Portfolio's investment portfolio, resulting from changes in the value of the Portfolio's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

The Subsidiary will also follow the Portfolio’s fundamental and non-fundamental investment restrictions, described above, with respect to its investments. The Portfolio will look through the Subsidiary for purposes of compliance with diversification, leverage and concentration requirements and restrictions.

Policies and Procedures for Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures that govern the disclosure of the Portfolio’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Portfolio shareholders.

The Portfolio will disclose its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. The Portfolio may also disclose its portfolio holdings by mailing a quarterly report to its shareholders. In addition, the Portfolio will disclose its portfolio holdings reports on Forms N-CSR and Form N-Q two months after the end of each quarter/semi-annual period.

The Portfolio may, from time to time, make available month end portfolio holdings information on its website at www.astorimfunds.com. The month end portfolio holdings are generally posted to the website within forty-five days of the end of each month and remain available until new information for the next month is posted.

The Portfolio may choose to make available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently on a confidential basis.

Under limited circumstances, as described below, the Portfolio’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the SEC on Form N-CSR or Form N-Q. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•	The Adviser. Personnel of the Portfolio’s Adviser, including personnel responsible for managing the Portfolio’s investment portfolio, may have full daily access to portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Portfolio. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio manager in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

•	Gemini Fund Services, LLC. Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Portfolio; therefore, its personnel have full daily access to the Portfolio’s investment portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

•	MUFG Union Bank, N.A. MUFG Union Bank, N.A. is the custodian for the Portfolio; therefore, its personnel have full daily access to the Portfolio’s investment portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Portfolio.

•	[Cohen & Company Ltd. Cohen & Company Ltd.] is the Portfolio’s registered independent public accounting firm; therefore, its personnel have access to the Portfolio’s investment portfolio holdings in connection with auditing of the Portfolio’s annual financial statements and providing assistance and consultation in connection with SEC filings.

•	Counsel to the Trust and Counsel to the Independent Trustees. Counsel to the Trust, Counsel to the Independent Trustees and their respective personnel have access to the Portfolio’s investment portfolio holdings in connection with the review of the Portfolio’s annual and semi-annual shareholder reports and SEC filings.

•	Insurance Company Participants. The Portfolio is sold exclusively through insurance company separate accounts. Insurance companies with whom the Portfolio has signed a participation agreement may request due diligence information from time to time on various aspects of the Portfolio’s holdings, to gauge risk and asset class exposure and for other due diligence purposes. This information is used only for internal due diligence by the insurance companies and will not be disclosed to third parties or used for any other purposes, except as explicitly permitted above.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Portfolio’s investment portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Portfolio, the Adviser or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Portfolio’s investment portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Portfolio’s investment portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust's policies on disclosure of portfolio holdings will protect the Portfolio from the potential misuse of holdings information by individuals or firms in possession of that information.

Management

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the Securities and Exchange Commission. The Board consists of seven (7) individuals, six (6) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Anthony Hertl, an Independent Trustee, who has served as the Chairman of the Board since July 2013. The Board of Trustees is comprised of Mr. Hertl, five (5) additional Independent Trustees, and one (1) Interested Trustee. Andrew Rogers, the Interested Trustee, is the Chief Executive Officer of Gemini Fund Services, LLC, and President of the Trust. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair, Mark H. Taylor. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes, and (iv) skills. Anthony J. Hertl has over 20 years of business experience in financial services industry and related fields including serving as chair of the finance committee for the Borough of Interlaken, New Jersey and Vice President-Finance and Administration of Marymount College, holds a Certified Public Accountant designation, serves or has served as a member of four other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards. Gary W. Lanzen has over 20 years of business experience in the financial services industry, holds a Master’s degree in Education Administration, is a Certified Financial Planner ("CFP"), serves as a member of two other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards. Mark H. Taylor, has over two decades of academic and professional experience in the accounting and auditing areas, has a Doctor of Philosophy, Master’s and Bachelor’s degrees in Accounting, is a Certified Public Accountant and is Professor of Accountancy at the Weatherhead School of Management at Case Western Reserve University. He serves as a member of two other mutual fund boards outside of the Fund Complex, has served a fellowship in the Office of the Chief Accountant at the headquarters of the United States Securities Exchange Commission, served a three-year term on the AICPA Auditing Standards Board (2008-2011), and like the other Board members, possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards. John V. Palancia has over 30 years of business experience in financial services industry including serving as the Director of Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc. Mr. Palancia holds a Bachelor of Science degree in Economics. He also possesses a strong understanding of risk management, balance sheet analysis and the regulatory framework under which regulated financial entities must operate based on service to Merrill Lynch. Additionally, he is well versed in the regulatory framework under which investment companies must operate and serves as a member of three other fund boards. Andrew Rogers has more than 20 years of experience in the financial services industry and has served as the President of the Trust since 2006. Mr. Rogers is also currently the Chief Executive Officer of Gemini Fund Services, LLC. Prior to joining Gemini Fund Services, LLC, he served in executive roles at J.P. Morgan Chase and Co. and Alliance Capital Management Holdings L.P. as Financial Reporting Manager. Mr. Rogers holds a Bachelor of Science in Accounting. Mark D. Gersten has more than 30 years of experience in the financial services industry, having served in executive roles at AllianceBernstein LP and holding key industry positions at Prudential-Bache Securities and PriceWaterhouseCoopers. He also serves as a member of two other mutual fund boards outside of the Fund Complex. Mr. Gersten is a certified public accountant and holds an MBA in accounting. Like other trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate. Mark S. Garbin has more than 30 years of experience in corporate balance sheet and income statement risk management for large asset managers, serving as Managing Principal of Coherent Capital Management LLC since 2007. Mr. Garbin has extensive derivatives experience and has provided consulting services to alternative asset managers. He is both a Chartered Financial Analyst and Professional Risk Manager charterholder and holds advanced degrees in international business. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	[119]

Two Roads Shared Trust

(since 2012); Forethought Variable Insurance Trust (since 2013); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Northern Lights Fund Trust (since 2013); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014); Ramius Archview Credit and Distressed Fund (since 2015).

Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	[119]	Schroder Global Series Trust (since 2012); Two Roads Shared Trust (since 2012); Northern Lights Fund Trust (since 2013); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	[108]

AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007 – May, 2010); The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Fund Trust (since 2005).

Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010).	[108]	AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and Northern Lights Fund Trust (since 2005).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	[147]	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012).
Mark H. Taylor Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	[147]	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007).

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, Blu Giant, LLC (2004 - 2011).	[108]	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC; (2003-2011); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”), Northern Lights Fund Trust IV (“NLFT IV”), Northern Lights Variable Trust (“NLVT”) and Two Roads Shared Trust.

*** Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. During the past fiscal year, the Audit Committee held [thirteen meetings].

Compensation

Effective January 1, 2016, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $32,162.50 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. Previously, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust received a quarterly fee of $29,625. In addition to the quarterly fees and reimbursements, the Chairman of the Board receives a quarterly fee of $7,262.50 and the Audit Committee Chairman receives a quarterly fee of $5,187.50.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended [December 31, 2016]. Each Independent Trustee attended all quarterly meetings during the period. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust ***	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex**** Paid to Directors
Anthony J. Hertl	[$37,463	None	None	$185.000
Gary Lanzen	$30,375	None	None	$150,000
Mark H. Taylor	$35,438	None	None	$236,000
John V. Palancia	$30,375	None	None	$214,000
Andrew Rogers*	None	None	None	None
Mark D. Gersten**	$30,375	None	None	$185,000
Mark Garbin**	$30,375	None	None	$180,000

_______________

* This Trustee is deemed to be an “interested person” as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant).

**Elected as a Trustee in September 2013.

*** There are currently multiple series comprising the Trust. Trustees’ fees are allocated equitably among the series in the Trust.

**** The term “Fund Complex” includes NLFT, NLVT, NLFT II, NLFT III, and Two Roads Shared Trust.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Portfolio as of [ ], 2017.

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Anthony J. Hertl	None	None
Gary Lanzen	None	None
John V. Palancia	None	None
Andrew Rogers*	None	None
Mark Taylor	None	None
Mark D. Gersten	None	None
Mark Garbin	None	None

* This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant).

Management Ownership

As of [ ], 2017 the Trustees and officers, as a group, owned no shares of the Portfolio and less than 1.00% of the Fund Complex’s outstanding shares.

Control Persons and Principal Holders

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control. A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. As of the date of this SAI, there were no principal or control shareholders as there were no shares of the Portfolio outstanding.

Investment Adviser

Astor Investment Management LLC, 111 S. Wacker Drive, Suite 3950, Chicago, Illinois 60606, serves as investment adviser to the Portfolio. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Portfolio’s investment portfolios. The Adviser is responsible for selecting the Portfolio’s investments according to the Portfolio’s investment objective, policies and restrictions. The Adviser was established in 1994, and also advises individuals, corporations, and mutual funds in addition to the Portfolio. Pursuant to an advisory agreement between the Trust, on behalf of the Portfolio and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to the following percentage of the respective Portfolio’s average daily net assets.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Portfolio in accordance with applicable law and the investment objective, policies and restrictions set forth in the Portfolio’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Portfolio and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Portfolio in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Portfolio, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Portfolio with all necessary office facilities and personnel for servicing the Portfolio’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Portfolio or the Adviser performing services relating to research, statistical and investment activities. The Advisory Agreement was approved by the Board, including by a majority of the Independent Trustees, at a meeting held on [ ], 2017.

The following table sets forth the annual management fee rate payable by the Portfolio to the Adviser pursuant to the Advisory Agreement, expressed as a percentage of the Portfolio’s average daily net assets:

FUND	Total Management Fee
Astor Macro Alternative Portfolio	1.45%

The Adviser has entered into an expense limitation agreement with the Portfolio to reduce its fees and to reimburse expenses, at least until April 30, 2018, so Net Annual Portfolio Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees and contractual indemnification of Portfolio service providers (other than the advisor)) will not exceed the rates listed in the table below, subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Portfolio	Fee Cap	Contractual Period
Astor Macro Alternative Portfolio
Class 1	[1.75%]	April 30, 2018
Class 2	[2.10%]	April 30, 2018

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Portfolio. Under the terms of the Advisory Agreement, the Portfolio is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent (as defined under the section entitled "Transfer Agent"), including the cost of maintaining certain required records of the Portfolio and of pricing the Portfolio’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Portfolio, (e) brokerage commissions and any issue or transfer taxes chargeable to the Portfolio in connection with its securities transactions, (f) all taxes and corporate fees payable by the Portfolio to governmental agencies, (g) the fees of any trade association of which the Portfolio may be a member, (h) the cost of share certificates representing shares of the Portfolio, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Portfolio and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Portfolio’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees' meetings (including travel expenses of Trustees and officers of the Portfolio who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Portfolio. The Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Trustees or by the Advisor, or by holders of a majority of that Trust's outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

Codes of Ethics

The Trust, the Adviser and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that govern the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under these codes of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Portfolio.

In addition, the Trust has adopted a separate code of ethics that applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Portfolio; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Portfolio to the Adviser and responsibility for voting proxies of securities held by the Portfolio to the Adviser, subject to the Board's continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Portfolio and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser's Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Portfolio, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. A copy of the Adviser's Proxy Voting Policies is attached hereto as an Appendix.

More Information

Information regarding how the Portfolio voted proxies relating to portfolio securities held by the Portfolio during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Portfolio at 1-877-738-0333; and (2) on the SEC's website at http://www.sec.gov. In addition, a copy of the Portfolio's proxy voting policies and procedures are also available by calling 1-877-738-0333 and will be sent within three business days of receipt of a request.

Distribution of Shares

Northern Lights Distributors, LLC, (the "Distributor") located at 17605 Wright Street, Omaha, Nebraska 68130 serves as the principal underwriter and national distributor for the shares of the Portfolio pursuant to an Underwriting Agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The offering of the Portfolio’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of the Portfolio’s shares, will use reasonable efforts to facilitate the sale of the Portfolio’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Portfolio at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Portfolio on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Portfolio. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Portfolio and may allow concessions to dealers that sell shares of the Portfolio.

Rule 12b-1 Plan

Pursuant to a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) approved by the Board of Trustees, the Portfolio is authorized to pay the participating insurance company and other intermediaries, compensation for distribution and shareholder services. The Plan permits the Portfolio to pay compensation for account maintenance, shareholder services, distribution, sales and promotional activities at the annual rate of up to 0.35% for Class 2 shares of the Portfolio’s average net assets attributable to the class. Such fees are to be paid by the Portfolio monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Portfolio’s class-specific average daily net assets during the preceding month, and shall be calculated and accrued daily. The participating insurance company and other intermediaries shall use such fee, among other things, to pay interest and principal where such payments have been financed.

The Trust is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The initial term of the Plan is one year and it will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time by the Trust or a Portfolio by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of that Portfolio. The Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Plan may not be amended to increase materially the amount paid by the Portfolio, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Portfolio (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Trust will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust with respect to the Portfolio at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Portfolio; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

Additional Financial Intermediary Compensation

If you purchase shares of the Portfolio through a broker, fund trading platform or other financial intermediary (collectively, “intermediaries”), your intermediary may receive various forms of compensation (which may come directly or indirectly from the Portfolio) from the Distributor, the Adviser and/or their affiliates (which may include a Portfolio’s sub-adviser). Such payments may be based on a variety of factors, including sales of Portfolio shares through that intermediary or the value of shares held by investors through that intermediary. Compensation from the Distributor, the Adviser, Sub-Adviser and/or their affiliates may vary among intermediaries. The types or payments an intermediary may receive include:

  Payments under a 12b-1 Plan which are asset based charges paid from the assets of the Portfolio.
  Payments by the Distributor or Adviser/ Sub-Adviser out of its own assets. These payments are in addition to payments made under any 12b-1 Plan and may also be paid for shareholder services or other support services.

You should ask your intermediary for information about any payments it receives with respect to sale of shares of the Portfolio or shareholder support services provided for your account.

Trading platforms, brokerage firms and other intermediaries that sell Portfolio shares may make decisions about which investment options they will service and make available to their clients based on the payments these entities may be eligible to receive for their services. Therefore, payments to any intermediary may create potential conflicts of interest between that entity and its clients where that entity determines which investment options it will make available to those clients.

The maximum amount of compensation that may be paid to any intermediary under the 12b-1 Plan is 0.35% of average daily net assets for Class 2 shares.

Portfolio Managers

The following table lists the number and types of accounts managed by each Portfolio Manager in addition to those of the Portfolio and assets under management in those accounts as of [_____ _, 2017]:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)
Total Other Accounts Managed
Robert Stein	[3	$232,015,477	1	$0.10	1,453	$339,876,909
Bryan Novak	3	$232,015,477	1	$0.10	1,453	$339,876,909
John Eckstein	3	$232,015,477	1	$0.10	1,453	$339,876,909
Deepika Sharma	3	$232,015,477	1	$0.10	1,453	$339,876,909
Other Accounts Managed Subject to Performance-Based Fees
Robert Stein	0	$0	0	$0	0	$0
Bryan Novak	0	$0	0	$0	0	$0
John Eckstein	0	$0	0	$0	0	$0
Deepika Sharma	0	$0	0	$0	0	$0]

Conflicts of Interest

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The Adviser has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within the Adviser are normally responsible for all accounts within a certain investment discipline (including an account of the Adviser's parent company), and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation including procedures that assure the account of the Adviser's parent company is treated no better than other accounts with respect to investment opportunities.

Messrs. Stein, Novak and Eckstein and Ms. Sharma each receive a fixed salary and performance-based bonus.

Ownership

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Portfolio as of the date of this SIA.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Astor Macro Alternative Portfolio
Robert Stein	None
Bryan Novak	None
John Eckstein	None
Deepika Sharma	None

Allocation of Portfolio Brokerage

Brokers or dealers executing a portfolio transaction on behalf of the Portfolio may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Portfolio. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Portfolio transactions may primarily benefit accounts other than the Portfolio, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Portfolio.

Specific decisions to purchase or sell securities for the Portfolio are made by the portfolio managers, who are employees of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed on behalf of the Portfolio to brokers or dealers who may, but need not, provide research or statistical material or other services to the Portfolio or the Adviser for the Portfolio's use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

  the best net price available;
  the reliability, integrity and financial condition of the broker or dealer;
  the size of and difficulty in executing the order; and
  the value of the expected contribution of the broker or dealer to the investment performance of the Portfolio on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Portfolio may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Portfolio. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Portfolio transactions may primarily benefit accounts other than the Portfolio, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Portfolio.

Portfolio Turnover

The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of the Portfolio's portfolio securities were replaced once within a one-year period.

Other Service Providers

Fund Administration, Fund Accounting and Transfer Agent Services

Gemini Fund Services, LLC, (“GFS”), which has its principal office at 80 Arkay Drive, Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Portfolio pursuant to the Portfolio Services Agreement (the “Agreement”) with the Portfolio and subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Portfolio. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on February 23, 2011 and will remain in effect for two years from the applicable effective date for the Portfolio, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board. The Agreement is terminable by the Board or GFS on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including: (1) monitoring the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitoring Portfolio holdings and operations for post-trade compliance with the Portfolio’s registration statement and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attending and participating in meetings of the Board; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) preparing and maintaining the Trust's operating expense budget to determine proper expense accruals to be charged to the Portfolio to calculate its daily net asset value; (9) assisting in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust’s Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinating the Trust's audits and examinations by assisting the Portfolio’s independent public accountants; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitating such registration or qualification; (12) monitoring sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Portfolio; (14) preparing, or cause to be prepared, expense and financial reports; (15) preparing authorizations for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assisting the Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS) and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

For the administrative services rendered to the Portfolio by GFS, the Portfolio pays GFS an annual fund administration fee of $[35,000], or an asset based fee, which scales downward upon net assets. The Portfolio also pays GFS for any out-of-pocket expenses. The Portfolio also pays GFS for any out-of-pocket expenses.

GFS also provides the Portfolio with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Portfolio’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Portfolio; (vi) maintenance of certain books and records described in Rule 31a-1 under the 1940 Act, and reconciliation of account information and balances among the Portfolio’s custodian and Adviser; and (vii) monitoring and evaluation of daily income and expense accruals, and sales and redemptions of shares of the Portfolio.

For the fund accounting services rendered to the Portfolio by the Agreement, the Portfolio pays the GFS a minimum annual fee of $[25,000], or an asset based fee, which scales downward upon net assets. The Portfolio also pays GFS for any out-of-pocket expenses.

GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolio pursuant to the Agreement. Under the Agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For transfer agency services rendered to the Portfolio under the Agreement, the Portfolio pays GFS an annual transfer agent fee of $[18,000] per share class, or an asset based fee, which scales downward upon net assets. The Portfolio also pays the Administrator for any out-of-pocket expenses. The Portfolio also pays GFS for any out-of-pocket expenses.

Custodian

MUFG Union Bank, N.A., (the "Custodian"), 400 California Street, San Francisco, California 94104 serves as the custodian of the Portfolio’s assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Portfolio. The Custodian's responsibilities include safeguarding and controlling the Portfolio’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Portfolio’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Portfolio may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Services

Northern Lights Compliance Services, LLC ("NLCS"), 17605 Wright Street, Suite 2, Omaha, NE 68130, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Portfolio, the Portfolio pays NLCS a one-time fee of [$2,500, plus an annual fee, based on Portfolio assets, ranging from $13,500 (net assets of $50 million or less) to $31,500 (net assets over $1 billion)]. The Portfolio also pays NLCS for any out-of-pocket expenses.

Description of Shares

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to , in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA Patriot Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Portfolio’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reported suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Purchase, Redemption and Pricing of Shares

Calculation of Share Price

As indicated in the Prospectus under the heading "Net Asset Value," the net asset value ("NAV") of the Portfolio's shares, by class, is determined by dividing the total value of the Portfolio’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio, by class.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, on the primary exchange, or if there has been no sale on such day, at the current bid on such exchange. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximated fair value. Exchange traded options; futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolio normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one of more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process

The fair value team is composed of one of more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Standards For Fair Value Determinations

As a general principle, the fair value of a security is the amount that the Portfolio might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures ("ASC 820"). In accordance with ASC 820, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Portfolio’s investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Portfolio with respect to the valuation of the security; (v) whether the same or similar securities are held by other Funds managed by the adviser (or sub-adviser) or other Funds and the method used to price the security in those Funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

Board of Trustees Determination

The Board of Trustees meets at least quarterly to consider the valuations provided by fair value team and ratify valuations for the applicable securities. The Board of Trustees considers the reports provided by the fair value team, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the NYSE will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Portfolio in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV or offering price per share.

Redemption of Shares

The Portfolio will redeem all or any portion of a shareholder's shares in the Portfolio when requested in accordance with the procedures set forth in the "How to Redeem Shares" section of the Prospectus. Under the 1940 Act, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;
(b)	when trading on that exchange is restricted for any reason;
(c)	when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or
(d)	when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

The Portfolio may purchase shares of Underlying Funds which charge a redemption fee to shareholders (such as the Portfolio) that redeem shares of the Underlying Fund within a certain period of time (such as one year). The fee is payable to the Underlying Fund. Accordingly, if the Portfolio were to invest in an Underlying Fund and incur a redemption fee as a result of redeeming shares in such Underlying Fund, the Portfolio would bear such redemption fee. The Portfolio will not, however, invest in shares of an Underlying Fund that is sold with a contingent deferred sales load.

Supporting documents in addition to those listed under "How to Redeem Shares" in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Tax Status

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Portfolio.

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolio will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Portfolio. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains for only eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Portfolio intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Portfolio unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Portfolio fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Portfolio generally would not be liable for income tax on the Portfolio’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Portfolio's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Portfolio.

The Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98.2% of the Portfolio's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, the Portfolio expects to time its distributions so as to avoid liability for this tax.

For a discussion of the tax consequences to holders of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable life or variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

Other Reporting and Withholding Requirements. Payments to a shareholder that is either a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Foreign Account Tax Compliance Act ("FATCA") may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Portfolio after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Portfolio shares paid by the Portfolio after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Portfolio may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

Additional Diversification Requirement. In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable life or variable annuity contracts held in the Portfolio. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable life or variable annuity contract as such would result in immediate imposition of federal income tax on variable life or variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

The Portfolio intends to comply, and continue to comply, with the diversification requirement imposed by Section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement places certain limitations on the assets of each insurance company separate account, and, because section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, of the Portfolio, that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. Government Securities and securities of other registered investment companies. Failure of the Portfolio to satisfy the Section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by the Portfolio for the purpose of meeting the diversification test if the Portfolio meets certain requirements. The Portfolio will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolio’s assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

The above discussion of the federal income tax treatment of the Portfolio assumes that all the insurance company accounts holding shares of the Portfolio are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in a Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under Treasury regulations, if a shareholder realizes a loss on a disposition of the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of Portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the separate accounts that own shares of the Portfolio, are not accepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

Independent Registered Public Accounting Firm

[Cohen & Company Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115] serves as the Portfolio’s independent registered public accounting firm, providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

Legal Counsel

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as the Trust's legal counsel.

Consolidated Financial Statements

The Portfolio has not yet commenced operations and, therefore, has not produced financial statements. Once produced, you can obtain a copy of the Annual or Semi-Annual Report without charge by calling the Portfolio at (877) 738-0333.

APPENDIX A: Astor Investment Management

Proxy Voting Policy

Overview of Proxy Voting Policy

Astor Investment Management LLC (herein “Astor”) has adopted this Proxy Policy (herein the “Proxy Policy”) to establish the practices by which Astor fulfill their responsibility to monitor corporate actions, receive and vote client proxies, disclose any related potential conflicts of interest, make information available to clients about the voting of proxies for their portfolio securities, and maintain relevant and required records.

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Investment Advisers Act to:

1)                  adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its funds, portfolios and clients;

2)                  to disclose to funds, portfolios and clients how they may obtain information from the adviser with respect to the voting of proxies for their securities;

3)                  to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and

4)                  maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Proxy Voting for Separately Managed Account Clients

Unless required by a written agreement, Astor is not required and will not take any action with regard to voting proxies for securities currently or previously held by clients in any of Astor’s separately managed account programs. If Astor is obligated to vote proxies for certain clients, only securities held within Astor’s strategies will be voted. All votes cast will be done in the best interest of clients and a record of the vote will be maintained by Astor according to applicable regulations.

Proxy Voting for Affiliated Investment Companies

Astor serves as the Adviser to affiliated investment companies (“Astor Funds”). These funds will invest in other investment companies that are not affiliated (“Underlying Funds”).The Investment Company Act of 1940, as amended (the “1940 Act”) requires proxies received from Underlying Funds to be handled in a certain manner. Notwithstanding the guidelines provided in these procedures, it is the policy of Astor to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act. After properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer (“CCO”) for future reference.

Responsibility

The CCO or designee has the responsibility for implementing and monitoring proxy voting policies, practices, disclosures and record keeping. The CCO or designee is also the proxy manager.

The Proxy Committee shall be comprised of the Chief Executive Officer, Chief Investment Officer, Senior Managing Director, and Chief Compliance Officer. A quorum of the proxy committee shall be comprised of at least one member.

Conflicts of Interest

In exercising its voting discretion, Astor shall avoid any direct or indirect conflict of interest raised by such voting decision. Astor will provide adequate disclosure to the client if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to Astor or their clients.

If the proxy proposal is considered to raise an actual or potential conflicts of interest for Astor or if there exists the appearance that a conflict would be raised, Astor will take any of the following courses of action to resolve the conflict:

1)           disclose the conflict to its clients and obtain consent before voting;

2)           suggest that their clients engage another party to determine how the proxy should be voted; or

3)           vote according to the recommendation of an independent third party, such as a proxy consultant or proxy voting department of a mutual fund or pension fund. In such cases, Astor are committed to resolving the conflict in the best interest of its clients before the proxy in question is voted.

Disclosure to Clients

A description of the Proxy Voting Policy will be provided to clients for whom proxies are voted at the inception of the firm-client relationship, as well as upon the written request of a client to Astor. In addition, information regarding how proxies were voted by Astor will be provided to investors of the Astor Funds upon written request to Astor.

Clients may obtain a copy of this policy, free of charge, by calling (800) 899-8230. A summary of these policies and procedures may also be found in Astor’ respective Form ADV Part 2.

Proxy Voting Records

In accordance with Rule 204-2, Astor will maintain the following records only in connection with previous or current Proxy Voting Policy and procedures requiring voting of proxies for client account securities consistent with the best interests of its clients.

1)           a copy of the Proxy Voting Policy;

2)           a copy of all proxy statements received by the funds;

3)           a record of each vote Astor cast on behalf of the funds;

4)           records of client requests for proxy voting information, including a copy of each written client request for information on how Astor voted proxies on behalf of the funds, and a copy of any written response by Astor to any (written or oral) client request for information on how Astor voted proxies on behalf of the requesting client; and

5)           any documentation prepared by Astor that was material to making a decision on how to vote, or that memorialized the basis for the voting decision.

The foregoing records will be maintained and preserved for a period of two years from the end of the fiscal year during which the last entry was made on such record. Thereafter, the records will be maintained and preserved, in an easily accessible place, for an additional three years.

Quarterly Review

On a quarterly basis, Astor will complete a review of all proxy votes cast for client accounts and affiliated investment companies. The review will focus on ascertaining whether all required records were kept and that Astor voted on behalf of all accounts required by this policy and in the manner outlined in the policy.

Northern Lights Variable Trust

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated November 4, 2004. Previously filed on February 14, 2006 as Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-1A (File numbers 811-21853 and 333-131820)(hereinafter referred to as the “Registrant’s Registration Statement”), and hereby incorporated by reference.
(a)(2)	Certificate of Trust dated November 4, 2004. Previously filed on February 14, 2006 as Exhibit (a)(2) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(b)	By-Laws. Previously filed on February 14, 2006 as Exhibit (b) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant, with respect to the JNF Equity and Balanced , and JNF Advisors, Inc., was filed on May 1, 2008 as Exhibit (d)(3) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(d)(2)	Investment Advisory Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC, was filed on February 4, 2008 as Exhibit (d)(5) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(3)	Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Portfolio, and Changing Parameters LLC, was filed on February 4, 2008 as Exhibit (d)(6) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(4)	Investment Advisory Agreement between the Registrant, with respect to TOPS® Capital Preservation ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio ,TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Managed Risk Growth ETF Portfolio and ValMark Advisers, Inc. was filed on April 18, 2011 as Exhibit (d)(9) to Pre-Effective Amendment No. 33 to the Registrant’s Registration Statement, and is hereby incorporated by reference..
(d)(5)	Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman Financial Risk Management, LLC, with respect to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Managed Risk Growth ETF Portfolio was filed on April 26, 2011 as Exhibit (d)(10) to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(6)	Investment Advisory Agreement between the Registrant, with respect to Astor Long/Short ETF Portfolio and Astor Asset Management, LLC to be filed by amendment.
(d)(7)	Investment Advisory Agreement between the Registrant, with respect to 7Twelve Balanced Portfolio and 7Twelve Advisors, LLC was filed on November 23, 2011 as Exhibit (d)(13) to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(8)	Investment Advisory Agreement between the Registrant, with respect to Mariner Managed Futures Strategy Portfolio and Monte Capital Group, LLC was filed on February 22, 2016 as Exhibit (d)(10) to Post-Effective Amendment No. 156 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(9)	Investment Advisory Agreement between the Registrant, with respect to Power Income VIT Fund and W.E. Donoghue & Co., Inc. was filed on February 22, 2016 as Exhibit (d)(11) to Post-Effective Amendment No. 156 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(10)	Investment Advisory Agreement between the Registrant, with respect to Leader Short-Term Bond Portfolio and Leader Capital Corp. was filed on February 22, 2016 as Exhibit (d)(13) to Post-Effective Amendment No. 156 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(11)	Investment Advisory Agreement between the Registrant, with respect to CAM Hedge VIT Fund and Commerce Asset Management, LLC was filed on April 15, 2016 as Exhibit (d)(13) to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(12)	Investment Advisory Agreement between the Registrant, with respect to BTS Tactical Fixed Income VIT Fund and BTS Asset Management, Inc. was filed on April 3, 2013 as Exhibit (d)(15) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(13)	Co-Investment Advisory Agreement between the Registrant, with respect to Probabilities VIT Fund, Probabilities Fund Management, LLC and Princeton Fund Advisors, LLC was filed on April 30, 2015 as Exhibit (d)(16) to Post-Effective Amendment No. 140 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(14)	Investment Advisory Agreement between the Registrant, with respect to the Even Keel Premium Income Fund and Milliman Financial Risk Management LLC was filed on April 18, 2016 as Exhibit (d)(16) to Post-Effective Amendment No.161 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(15)	Investment Advisory Agreement between the Registrant, with respect to TOPS® Managed Risk Flex ETF Portfolio and ValMark Advisers, Inc. was filed on May 22, 2013 as Exhibit (d)(18) to Post-Effective Amendment No.98 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(16)	Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman Financial Risk Management, LLC, with respect to TOPS® Managed Risk Flex ETF Portfolio was filed on April 15, 2016 as Exhibit (d)(18) to Post-Effective Amendment No.98 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(17)	Investment Advisory Agreement between the Registrant, with respect to JNF Exceed Defined Shield Index Portfolio f/k/a JNF SSgA Retirement Income Portfolio and JNF Advisors, Inc. was filed on March 3, 2014 as Exhibit (d)(20) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(18)	Sub-Advisory Agreement between JNF Advisors, Inc. and First Principles Capital Management, LLC with respect to JNF Exceed Defined Shield Index Portfolio was filed on February 23, 2016 as Exhibit (d)(26) to Post-Effective Amendment No.158 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(19)	Sub-Advisory Agreement between JNF Advisors, Inc. and Exceed Advisory, LLC with respect to JNF Exceed Defined Shield Index Portfolio was filed on February 23, 2016 as Exhibit (d)(27) to Post-Effective Amendment No.158 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(20)	Investment Advisory Agreement between the Registrant, with respect to JNF Dynasty Liquid Alternatives Portfolio and JNF Advisors, Inc. was filed on January 5, 2015 as Exhibit (d)(22) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(21)

Sub-Advisory Agreement between JNF Advisors, Inc. and Dynasty Wealth

Management, LLC with respect to JNF Dynasty Liquid Alternatives Portfolio was filed on January 5, 2015 as Exhibit (d)(23) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(22)	Investment Advisory Agreement between the Registrant, with respect to 3Twelve Total Bond Portfolio and 7Twelve Advisors, LLC was filed on February 22, 2016 as Exhibit (d)(24) to Post-Effective Amendment No. 156 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(23)	Advisory Fee Waiver between the Registrant, with respect to 3Twelve Total Bond Portfolio and 7Twleve Advisors, LLC was filed on May 19, 2015 as Exhibit (D)(25) to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(24)	Amended Investment Advisory Agreement between the Registrant, with respect to Mariner Managed Futures Strategy Portfolio and Monte Capital Group, LLC to be filed by subsequent amendment.
(d)(25)	Subadvisory Advisory Agreement between Monte Capital Group, LLC and Chesapeake Capital Corporation, with respect to Mariner Managed Futures Strategy Portfolio, to be filed by subsequent amendment.
(d)(26)	Interim Investment Advisory Agreement between W.E. Donoghue & Co., LLC and Registrant with respect to Power Momentum Index Portfolio and Power Dividend Index Portfolio to be filed by subsequent amendment.
(d)(27)	Investment Advisory Agreement between W.E. Donoghue & Co., LLC and Registrant with respect to Power Momentum Index Portfolio and Power Dividend Index Portfolio to be filed by subsequent amendment.
(d)(28)	Advisory Fee Waiver between W.E. Donoghue & Co., LLC and Registrant with respect to Power Momentum Index Portfolio and Power Dividend Index Portfolio to be filed by subsequent amendment.
(d)(29)	Investment Advisory Agreement between ValMark Advisers, Inc. and Registrant with respect to TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio to be filed by subsequent amendment.
(d)(30)	Advisory Fee Waiver between ValMark Advisers, Inc. and Registrant with respect to TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio to be filed by subsequent amendment.
(d)(31)	Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman Financial Risk Management, LLC, with respect to TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio to be filed by subsequent amendment.
(d)(32)	Investment Advisory Agreement between Astor Investment Management, LLC and Registrant with respect to Astor Macro Alternative Portfolio to be filed by subsequent amendment.
(e)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC, was filed on April 16, 2012 as Exhibit (e) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(f)	Bonus or Profit Sharing Contracts. Not Applicable.
(g)(1)	Custody Agreement between the Registrant and Bank of New York Mellon was filed on February 4, 2008 as Exhibit (g)(1) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(g)(2)	Custody Agreement between the Registrant and the First National Bank of Omaha was filed on February 4, 2008 as Exhibit (g)(2) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(g)(3)	Custody Agreement between the Registrant and Fifth Third Bank was filed on June 5, 2009 as Exhibit (g)(4) to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(g)(4)	Custody Agreement between the Registrant and Union Bank, N.A. was filed on October 9, 2012 as Exhibit (g)(4) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(1)	Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(1) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(2)	Administration Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(2) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(3)	Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(3) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(4)	Custody Administration Agreement between Registrant and the Administrator with respect to certain Funds of the Trust, was filed on February 6, 2007 as Exhibit (h)(4) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(5)	Expense Limitation Agreement between the Registrant; with respect to JNF SSgA Tactical Allocation Portfolio, JNF SSgA Sector Rotation Portfolio, JNF Exceed Defined Shield Index Portfolio f/k/a JNF SSgA Retirement Income Portfolio, and JNF Dynasty Liquid Alternatives Portfolio; and JNF Advisors, Inc. was filed on September 30, 2016 as Exhibit (h)(5) to Post-Effective Amendment No. 179 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(6)	Expense Limitation Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC was filed on September 30, 2016 as Exhibit (h)(5) to Post-Effective Amendment No. 179 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(7)(1)	Participation Agreement between the Registrant, with respect to the each JNF Portfolio, and Jefferson National Life Insurance Company, was filed on May 1, 2008 as Exhibit (h)(9) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(7)(2)	Amended Participation Agreement between the Registrant, with respect Power Momentum Index Portfolio and Power Dividend Index Portfolio, and Jefferson National Life Insurance Company to be filed by subsequent amendment.
(h)(8)(1)	Participation Agreement between the Registrant, with respect to each JNF Portfolio, and PHL Variable Insurance Company, was filed on May 1, 2008 as Exhibit (h)(9)(1) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(9)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Minnesota Life Insurance was filed on April 16, 2012 as Exhibit (h)(11)(3) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference..
(h)(9)(1)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Principal Life Insurance Company, Princor Financial Services Corporation and Principal National Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(4) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(2)	Participation Agreement between the Registrant, with respect to the TOPS Managed Risk Portfolios and Kansas City Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(5) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(3)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(6) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(4)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company of New Jersey was filed on April 16, 2012 as Exhibit (h)(11)(7) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(5)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Ohio National Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(8) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(6)	Participation Agreement between the Registrant, with respect to the TOPS Managed Risk Portfolios and National Security Life and Annuity Company was filed on April 16, 2012 as Exhibit (h)(11)(9) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(10)	Participation Agreement between the Registrant, with respect to Adaptive Allocation portfolio and Power Income VIT, and Midland National Life Insurance Company was filed on October 9, 2012 as Exhibit (h)(10) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(11)	Participation Agreement between the Registrant, with respect to Power Income VIT and First Security Benefit Life Insurance and Annuity Company of New York was filed on October 9, 2012 as Exhibit (h)(11) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(12)	Participation Agreement between the Registrant, with respect to Power Income VIT and Security Benefit Life Insurance Company was filed on April 19, 2016 as Exhibit (h)(12) to Post-Effective Amendment No. 169 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(13)	Participation Agreement between the Registrant, with respect to Power Income VIT Fund, BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio, BCM Decathlon Aggressive Portfolio, Mainer Hyman Beck Portfolio, Innealta Capital Country Rotation Portfolio, Innealta Capital Sector Rotation Portfolio, Changing Parameters Portfolio, Adaptive Allocation Portfolio, TOPS Capital Preservation ETF Portfolio, TOPS Balanced ETF Portfolio, TOPS Moderate Growth ETF Portfolio, TOPS Growth ETF Portfolio, TOPS Aggressive Growth Portfolio, TOPS Protected balanced Portfolio, TOPS Protected Moderate Growth ETF Portfolio, TOPS Protected Growth ETF Portfolio, CAM Hedge VIT Fund, 7Twelve Balanced Portfolio, Probabilities Fund and Jefferson National Life Insurance Company was filed on April 19, 2016 as Exhibit (h)(13) to Post-Effective Amendment No. 163 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(14)	Expense Limitation Agreement between the Registrant, with respect to the Mariner Hyman Beck Portfolio and RJO Investment Management, LLC was filed on April 19, 2016 as Exhibit (h)(14) to Post-Effective Amendment No. 165 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(15)	Expense Limitation Agreement between the Registrant, with respect to the Power Income VIT Fund and W.E. Donoghue & Co., Inc. was filed on April 19, 2016 as Exhibit (h)(15) to Post-Effective Amendment No. 167 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(16)	Expense Limitation Agreement between the Registrant, with respect to the Leader Short-Term Bond Portfolio and Leader Capital Corp., was filed on April 19, 2016 as Exhibit (h)(16) to Post-Effective Amendment No. 164 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(17)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC was filed on October 9, 2012 as Exhibit (h)(21) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(18)	Expense Limitation Agreement between the Registrant, with respect to the CAM Hedge VIT Fund, and Commerce Asset Management, LLC, was filed on April 19, 2016 as Exhibit (h)(18) Post-Effective Amendment No. 162 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(19)	Expense Limitation Agreement between the Registrant, with respect to the BTS Tactical Fixed Income VIT Fund, and BTS Asset Management, Inc., was filed on April 19, 2016 as Exhibit (h)(19) Post-Effective Amendment No. 169 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(20)	Expense Limitation Agreement between the Registrant, with respect to Probabilities VIT Fund, Probabilities Fund Management, LLC, and Princeton Fund Advisors, LLC was filed on April 18, 2016 as Exhibit (h)(24) to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(21)	Form of Expense Limitation Agreement between the Registrant, with respect to Changing Parameters Portfolio and Changing Parameters, LLC was filed on April 15, 2014 as Exhibit (h)(25) to Post-Effective Amendment No.109 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(22)	Expense Limitation Agreement between the Registrant, with respect to JNF Advisors, Inc. and JNF Dynasty Liquid Alternatives Portfolio was filed on January 5, 2015 as Exhibit (h)(26) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(23)	Expense Limitation Agreement between the Registrant and Monte Capital Group, LLC, with respect to Mariner Managed Futures Strategy Portfolio, to be filed by subsequent amendment.
(h)(24)	Expense Limitation Agreement between W.E. Donoghue & Co., LLC and Registrant with respect to Power Momentum Index Portfolio and Power Dividend Index Portfolio to be filed by subsequent amendment.
(h)(25)	Expense Limitation Agreement between Astor Investment Management, LLC and Registrant with respect to Astor Macro Alternative Portfolio to be filed by subsequent amendment.
(i)(1)	Opinion was filed on March 3, 2014 as Exhibit (i) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, to be incorporated by reference by subsequent amendment.
(i) (2)	Legal Consent of Counsel to be filed by subsequent amendment.
(j)(1)	Powers of Attorney for Anthony J. Hertl, Gary Lanzen, Mark H. Taylor, John Palancia, Mark D. Gersten, Mark Garbin, Andrew Rogers and Kevin Wolf was filed on September 30, 2016 as Exhibit (j)(1) to Post-Effective Amendment No. 179 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(j)(2)	Consent of Independent Auditor to be filed by subsequent amendment.
(k)	Omitted Financial Statements. None.
(l)	Initial Capital Agreements was filed on January 11, 2007 as Exhibit (l) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(m)(1)	Rule 12b-1 Plan to include 3Twelve Total Bond Portfolio was filed on April 19, 2016 as Exhibit (m) to Post-Effective Amendment No.166 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(m)(2)	Amended Rule 12b-1 Plan with respect to Power Momentum Index Portfolio, Power Dividend Index Portfolio and Astor Macro Alternative Portfolio to be filed by subsequent amendment.
(n)	Rule 18f-3 Plan to include share classes 1 and 2 with respect to Power Momentum Index Portfolio and Power Dividend Index Portfolio to be filed by subsequent amendment. Rule18f-3 Plan to include share classes 1, 2, 3 and Investor Class Shares with respect to TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio, TOPS® Hedged Equity Growth ETF Portfolio and Astor Macro Alternative Portfolio to be filed by subsequent amendment
(p)(1)	Code of Ethics of Northern Lights Variable Trust, was filed on January 11, 2007 as Exhibit (p)(1) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(2)	Code of Ethics of JNF Advisors, Inc. was filed on March 2, 2007 as Exhibit (p)(4) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(3)	Code of Ethics of Critical Math Advisors, LLC, was filed on February 6, 2007 as Exhibit (p)(5) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(4)	Code of Ethics of Changing Parameters LLC was filed on March 2, 2007 as Exhibit (p)(7) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(5)	Code of Ethics of ValMark Advisers, Inc. was filed on October 9, 2012 as Exhibit (p)(6) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(6)	Code of Ethics of Milliman, Inc. was filed on October 9, 2012 as Exhibit (p)(7) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(7)	Code of Ethics of Astor Asset Management, LLC was filed on May 24, 2011 as Exhibit (p) (14) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(8)	Code of Ethics of 7Twelve Advisors, LLC was filed on November 1, 2011 as Exhibit (p)(15) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(9)	Code of Ethics of Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) was filed on October 9, 2012 as Exhibit (p)(10) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(10)	Code of Ethics of RJO Investment Management, LLC was filed on October 9, 2012 as Exhibit (p)(11) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(11)	Code of Ethics of W.E. Donoghue & Co., Inc. was filed on April 16, 2012 as Exhibit (p)(18) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(12)	Code of Ethics of Leader Capital Corp. was filed on October 16, 2012 as Exhibit (d)(13) to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(13)	Code of Ethics of Commerce Asset Management, LLC was filed on April 30, 2013 as Exhibit (p)(15) to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(14)	Code of Ethics of BTS Asset Management, Inc. was filed on April 3, 2013 as Exhibit (p)(16) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(15)	Code of Ethics of Probabilities Fund Management, LLC was filed on April 15, 2013 as Exhibit (p)(17) to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(16)	Code of Ethics of Milliman Financial Risk Management LLC was filed on April 24, 2013 as Exhibit (p)(18) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(17)	Code of Ethics of SSgA Funds Management, Inc. was filed on March 3, 2014 as Exhibit (p)(19) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(18)	Code of Ethics of Dynasty Wealth Management, LLC was filed on March 20, 2015 as Exhibit (p)(20) to Post-Effective Amendment No.128 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(19)	Code of Ethics of Princeton Fund Advisors, LLC was filed on April 30, 2015 as Exhibit (p)(21) to Post-Effective Amendment No.140 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(20)	Code of Ethics of First Principles Capital Management, LLC was filed on February 23, 2016 as Exhibit (p)(22) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(21)	Code of Ethics of Exceed Advisory, LLC was filed on February 23, 2016 as Exhibit (p)(23) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(22)	Code of Ethics of Monte Capital Group, LLC to be filed by subsequent amendment.
(p)(23)	Code of Ethics of Chesapeake Capital Corporation to be filed by subsequent amendment.
(p)(24)	Code of Ethics of W.E. Donoghue & Co., LLC to be filed by subsequent amendment.

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT. None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of JNF Advisors, Inc., the Adviser to the JNF SSgA Sector Rotation Portfolio f/k/a JNF Equity Portfolio, JNF SSgA Tactical Allocation Portfolio f/k/a JNF Balanced Portfolio, JNF Exceed Defined Shield Index Portfolio f/k/a JNF SSgA Retirement Income Portfolio and JNF Dynasty Liquid Alternatives Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”. The information required by this Item 26 with respect to each director, officer or partner of JNF Advisors, Inc. will be incorporated by reference to Form ADV filed by JNF Advisors, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-67658).

Certain information pertaining to the business and other connections of Critical Math Advisors, LLC, the Adviser to the Adaptive Allocation Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”. The information required by this Item 26 with respect to each director, officer or partner of Critical Math Advisors, LLC is incorporated by reference to Form ADV filed by Critical Math Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-65306).

Certain information pertaining to the business and other connections of Changing Parameters LLC, the Adviser to the Changing Parameters Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”. The information required by this Item 26 with respect to each director, officer or partner of Changing Parameters LLC is incorporated by reference to Form ADV filed by Changing Parameters LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-63495).

Certain information pertaining to the business and other connections of ValMark Advisers, Inc., the Adviser to TOPS® Capital Preservation ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio ,TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio, TOPS® Managed Risk Flex ETF Portfolio, TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”. The information required by this Item 26 with respect to each director, officer or partner of ValMark Advisers, Inc. is incorporated by reference to Form ADV filed by ValMark Advisers, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-55564).

Certain information pertaining to the business and other connections of Milliman, Inc, the Sub-Adviser to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio, TOPS® Managed Risk Flex ETF Portfolio, TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”. The information required by this Item 26 with respect to each director, officer or partner of Milliman, Inc. is incorporated by reference to Form ADV filed by Milliman, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-33315).

Certain information pertaining to the business and other connections of Astor Investment Management, LLC, the Adviser to Astor Long/Short ETF Portfolio and Astor Macro Alternative Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner of Astor Asset Management, LLC. is incorporated by reference to Form ADV filed by Astor Investment Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-61526).

Certain information pertaining to the business and other connections of 7Twelve Advisors, LLC, the Adviser to 7Twelve Balanced Portfolio and 3Twelve Total Bond Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner of 7Twelve Advisors, LLC is incorporated by reference to Form ADV filed by 7Twelve Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-71758).

Certain information pertaining to the business and other connections of Monte Capital Group, LLC, the Adviser to Mariner Managed Futures Strategy Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner of Monte Capital Group, LLC is incorporated by reference to Form ADV filed by Monte Capital Group, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-76944).

Certain information pertaining to the business and other connections of Chesapeake Capital Corporation, the proposed Sub-Adviser to Mariner Managed Futures Strategy Portfolio, will be incorporated herein by reference by subsequent amendment.

Certain information pertaining to the business and other connections of W.E. Donoghue & Co., Inc, the Adviser to Power Income VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner of W.E. Donoghue & Co., Inc. is incorporated by reference to Form ADV filed by W.E. Donoghue & Co., Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-27959).

Certain information pertaining to the business and other connections of Leader Capital Corp., the Adviser to Leader Short-Term Bond Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner Leader Capital Corp. is incorporated by reference to Form ADV filed by Leader Capital Corp. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-56684).

Certain information pertaining to the business and other connections of Commerce Asset Management, LLC, the Adviser to CAM Hedge VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner Commerce Asset Management, LLC is incorporated by reference to Form ADV filed by Commerce Asset Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-72903).

Certain information pertaining to the business and other connections of BTS Asset Management, Inc., the Adviser to BTS Tactical Fixed Income VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner BTS Asset Management, Inc. is incorporated by reference to Form ADV filed by BTS Asset Management, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-14895).

Certain information pertaining to the business and other connections of Probabilities Fund Management, LLC, the Adviser to Probabilities VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”. The information required by this Item 26 with respect to each director, officer or partner Probabilities Fund Management, LLC is incorporated by reference to Form ADV filed by Probabilities Fund Management, LLC, with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-77947).

Certain information pertaining to the business and other connections of Milliman Financial Risk Management LLC, the Adviser to Even Keel Premium Income Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner Milliman Financial Risk Management LLC is incorporated by reference to Form ADV filed by Milliman Financial Risk Management LLC, with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-73056).

Certain information pertaining to the business and other connections of SSgA Funds Management, Inc. the Sub-Adviser to JNF SSgA Sector Rotation Portfolio f/k/a JNF Equity Portfolio and JNF SSgA Tactical Allocation Portfolio f/k/a JNF Balanced Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”. The information required by this Item 26 with respect to each director, officer or partner of SSgA Funds Management, Inc. is incorporated by reference to Form ADV filed by SSgA Funds Management, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-60103).

ITEM 32.

PRINCIPAL UNDERWRITER.

(a) Northern Lights Distributors, LLC (“NLD”), the principal underwriter to the Trust also acts as principal underwriter for the following:

Advisor One Funds, AmericaFirst Quantitative Funds, Arrow ETF Trust, BlueArc Multi-Strategy Fund, Centerstone Investors Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, Hay Series Trust, Miller Investment Trust, Morgan Creek Series Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, Neiman Funds, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Princeton Private Equity Fund, Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Total Income+ Real Estate Fund, Arrow DWA Tactical ETF, Tributary Funds, Inc., Crow Point Global Dividend Plus Fund, Two Roads Shared Trust and Vertical Capital Income Fund.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska 68130. NLD is an affiliate of Gemini Fund Services, LLC and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC. To the best of Registrant’s knowledge, the following are the officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	CEO, Secretary	None
Bill Wostoupal	President	None
Daniel Applegarth	Treasurer/FINOP	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Bill Strait	General Counsel	None

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant. These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Gemini Fund Services, LLC (“GFS”), located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust. In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 80 Arkay Drive, Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

First National Bank of Omaha (‘FNBO”), located at 1620 Dodge Street, Omaha, NE 68197, provides custodian services to the Adaptive Allocation Portfolio pursuant to a Custody Agreement between FNBO and the Trust.

Fifth Third Bank (“Fifth Third”), located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263, provides custodian services to JNF SSgA Sector Rotation Portfolio f/k/a JNF Equity Portfolio, JNF SSgA Tactical Allocation Portfolio f/k/a JNF Balanced Portfolio, JNF Exceed Defined Shield Index Portfolio f/k/a JNF SSgA Retirement Income Portfolio and JNF Dynasty Liquid Alternatives Portfolio pursuant to a Custody Agreement between Fifth Third and the Trust.

JNF Advisors, Inc. located at 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the JNF SSgA Sector Rotation Portfolio f/k/a JNF Equity Portfolio, JNF SSgA Tactical Allocation Portfolio f/k/a JNF Balanced Portfolio, JNF Exceed Defined Shield Index Portfolio f/k/a JNF SSgA Retirement Income Portfolio, and JNF Dynasty Liquid Alternatives Portfolio

Critical Math Advisors, LLC located at 29 Emmons Drive, Suite A-20, Princeton, NJ 08540 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Adaptive Allocation Portfolio.

Changing Parameters LLC located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Changing Parameters Portfolio.

ValMark Advisers, Inc. located at 130 Springside Drive, Akron, OH 44333, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to TOPSTM Capital Preservation ETF Portfolio, TOPSTM Balanced ETF Portfolio, TOPSTM Moderate Growth ETF Portfolio ,TOPSTM Growth ETF Portfolio, TOPSTM Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio, TOPS® Managed Risk Flex ETF Portfolio, TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio

Milliman, Inc. located at 1301 Fifth Avenue, Suite 3800, Seattle, WA 98101, pursuant to the Sub-Advisory Agreement with ValMark Advisers, Inc., maintains all records required pursuant to such agreement with respect to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio, TOPS® Managed Risk Flex ETF Portfolio TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio.

Astor Investment Management, LLC located at 111 S. Wacker Drive, Suite 3910, Chicago, IL 606061, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Astor Long/Short ETF Portfolio and Astor Macro Alternative Portfolio.

7Twelve Advisors, LLC located at 1720 West End Ave., Suite 450, Nashville, TN 37203, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to 7Twelve Balanced Portfolio and 3Twelve Total Bond Portfolio.

Monte Capital Group LLC located at 420 Park Ave., Clarendon Hills, IL 60514, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Mariner Managed Futures Strategy Portfolio.

Chesapeake Capital Corporation, located at 1721 Summit Avenue, Richmond, Virginia 23230, pursuant to a proposed subadvisory agreement with Monte Capital Group LLC, will maintain all records required pursuant to such agreement with respect to Mariner Managed Futures Strategy Portfolio.

W.E Donoghue & Co., Inc. located at 629 Washington Street, Norwood, MA 02062, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Power Income VIT Fund.

Leader Capital Corp. located at 1750 SW Skyline Blvd. Suite 204, Portland, OR 97221, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Leader Short-Term Bond Portfolio.

BTS Asset Management, Inc. located at 420 Bedford Street, Suite 340, Lexington, MA 02420, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to BTS Tactical Fixed Income VIT Fund.

Probabilities Fund Management, LLC located at 1665 Union Street, Suite A, San Diego, CA 92101, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Probabilities VIT Fund.

Milliman Financial Risk Management LLC located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Even Keel Premium Income Fund.

SSgA Funds Management, Inc. located at One Lincoln Street, Boston, MA 02111, pursuant to the Sub-Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF SSgA Sector Rotation Portfolio f/k/a JNF Equity Portfolio and JNF SSgA Tactical Allocation Portfolio f/k/a JNF Balanced Portfolio.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 184 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 1st day of February 2017.

NORTHERN LIGHTS VARIABLE TRUST

(Registrant)

By:   /s/ Andrew Rogers

President, Trustee and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia*	Trustee	February 1, 2017
Gary Lanzen*	Trustee	February 1, 2017
Anthony Hertl*	Trustee& Chairman	February 1, 2017
Mark Taylor*	Trustee	February 1, 2017
Mark D. Gersten*	Trustee	February 1, 2017
Mark Garbin*	Trustee	February 1, 2017
/s/ Andrew Rogers	President, Principal Executive Officer and Trustee	February 1, 2017
Kevin Wolf*	Treasurer and Principal Accounting Officer	February 1, 2017

By: /s/ Andrew Rogers, February 1, 2017

Andrew Rogers

*Attorney-in-Fact – Pursuant to Powers of Attorney filed on September 30, 2016 with the Registrant’s Registration Statement in Post-Effective Amendment No. 179 and which are hereby incorporated by reference.